UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07763

LITMAN GREGORY FUNDS TRUST

(Exact name of registrant as specified in charter)

1676 N. California Blvd, Suite 500, Walnut Creek, California 94596

(Address of principal executive offices) (Zip code)

Jeremy DeGroot

1676 N. California Blvd, Suite 500

Walnut Creek, CA 94596

(Name and address of agent for service)

Copies to:

David Hearth, Esq.

Paul Hastings LLP

55 Second Street, 24th Floor

San Francisco, California 94105

(925) 254-8999

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1.	Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in § 210.12-12 – 12-14 of Regulation S-X:

Litman Gregory Masters Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 93.3%
Consumer Discretionary: 16.6%
11,615	Amazon.com, Inc.*	$9,725,356
37,750	Comcast Corp. - Class A	2,504,335
51,000	Dollar General Corp.	3,569,490
140,800	General Motors Co.	4,473,216
204,000	Global Eagle Entertainment, Inc.*	1,695,240
74,500	HSN, Inc.	2,965,100
207,200	Interpublic Group of Cos., Inc. (The)	4,630,920
45,700	Lear Corp.	5,539,754
129,000	Liberty Interactive Corp. QVC Group - Class A*	2,581,290
115,000	MGM Resorts International*	2,993,450
2,500	Priceline Group, Inc. (The)*	3,678,725
44,097	Shutterfly, Inc.*	1,968,490
104,000	Twenty-First Century Fox, Inc. - Class A	2,518,880
40,750	Twenty-First Century Fox, Inc. - Class B	1,008,155
76,000	Urban Outfitters, Inc.*	2,623,520

		52,475,921

Consumer Staples: 2.2%
21,755	Diageo Plc - ADR	2,524,450
38,500	Henkel AG & Co. KGaA	4,482,787

		7,007,237

Energy: 7.6%
47,810	Apache Corp	3,053,625
500,000	Chesapeake Energy Corp.*	3,135,000
35,000	Devon Energy Corp.	1,543,850
345,720	Encana Corp.	3,619,688
260,734	Frank’s International N.V.	3,389,542
44,000	Newfield Exploration Co.*	1,912,240
77,000	Noble Energy, Inc.	2,751,980
60,262	Schlumberger Ltd.	4,739,004

		24,144,929

Financials: 21.0%
71,235	American Express Co.	4,561,889
54,000	American International Group, Inc.	3,204,360
222,000	Bank of America Corp.	3,474,300
174,735	Bank of New York Mellon Corp. (The)	6,968,432
34	Berkshire Hathaway, Inc. - Class A*	7,351,480
28,500	Berkshire Hathaway, Inc. - Class B*	4,117,395
75,000	Blackstone Group L.P. (The)	1,914,750
31,461	BOK Financial Corp.	2,169,865
40,000	Capital One Financial Corp.	2,873,200
17,350	Chubb Ltd.	2,180,028
68,000	Citigroup, Inc.	3,211,640
6,700	Fairfax Financial Holdings Ltd.	3,927,272
94,970	JPMorgan Chase & Co.	6,324,052
4,209	Markel Corp.*	3,909,193
13,662	MetLife, Inc.	607,003
26,603	Northern Trust Corp.	1,808,738
66,000	PacWest Bancorp	2,832,060

Shares		Value
Financials (continued)
110,660	Wells Fargo & Co.	$4,900,025

		66,335,682

Health Care: 4.1%
18,500	Alexion Pharmaceuticals, Inc.*	2,266,990
17,100	athenahealth, Inc.*	2,156,652
14,500	Illumina, Inc.*	2,634,070
7,125	Regeneron Pharmaceuticals, Inc.*	2,864,392
20,720	UnitedHealth Group, Inc.	2,900,800

		12,822,904

Industrials: 9.5%
63,500	Adecco Group AG	3,582,908
13,952	Deere & Co.	1,190,803
23,241	Emerson Electric Co.	1,266,867
105,000	General Electric Co.	3,110,100
63,493	Heartland Express, Inc.	1,198,748
21,500	Honeywell International, Inc.	2,506,685
5,490	Lindsay Corp.	406,150
107,000	Oshkosh Corp.	5,992,000
69,000	PACCAR, Inc.	4,055,820
10,833	Rockwell Collins, Inc.	913,655
31,800	Ryder System, Inc.	2,097,210
35,720	United Technologies Corp.	3,629,152

		29,950,098

Information Technology: 28.7%
33,500	Accenture Plc - Class A	4,092,695
30,900	Akamai Technologies, Inc.*	1,637,391
37,975	Alibaba Group Holding Ltd. - ADR*	4,017,375
13,020	Alphabet, Inc. - Class A*	10,468,861
8,227	Alphabet, Inc. - Class C*	6,394,765
63,500	Arrow Electronics, Inc.*	4,062,095
15,200	Baidu, Inc. - ADR*	2,767,464
64,500	CSRA, Inc.	1,735,050
90,500	Diebold, Inc.	2,243,495
40,175	Facebook, Inc. - Class A*	5,153,247
105,649	Itron, Inc.*	5,890,988
29,000	MasterCard, Inc. - Class A	2,951,330
188,000	Oracle Corp.	7,384,640
34,000	Red Hat, Inc.*	2,748,220
57,800	salesforce.com, Inc.*	4,122,874
143,500	TE Connectivity Ltd.	9,238,530
130,080	Visa, Inc. - Class A	10,757,616
31,375	Workday, Inc. - Class A*	2,876,774
71,750	Zendesk, Inc.*	2,203,443

		90,746,853

Materials: 2.8%
12,896	HB Fuller Co.	599,277
21,200	Monsanto Co.	2,166,640
173,500	Potash Corp. of Saskatchewan, Inc.	2,831,520
9,718	Praxair, Inc.	1,174,226
27,000	Royal Gold, Inc.	2,090,610

		8,862,273

Litman Gregory Masters Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2016 (Unaudited)

Shares		Value
COMMON STOCKS (CONTINUED)
Utilities: 0.8%
48,343	National Fuel Gas Co.	$2,613,906

TOTAL COMMON STOCKS (Cost $212,971,140)		294,959,803

Principal Amount		Value
CONVERTIBLE BONDS: 0.8%
Consumer, Cyclical: 0.8%
	Fiat Chrysler Automobiles N.V.
4,000,000	Series FCAU 7.875%, 12/15/2016	$2,572,500

TOTAL CONVERTIBLE BONDS (Cost $3,247,078)		2,572,500

SHORT-TERM INVESTMENTS: 5.7%
REPURCHASE AGREEMENTS: 5.7%
$18,035,000	FICC, 0.03%, 9/30/16, due 10/03/2016 [collateral: par value $14,750,000, U.S.Treasury Bond, 3.375%, due 05/15/2044 value $18,423,160] (proceeds $18,035,000)	$18,035,000

TOTAL SHORT-TERM INVESTMENTS (Cost $18,035,000)		18,035,000

TOTAL INVESTMENTS IN SECURITIES (Cost: $234,253,218): 99.8%		315,567,303

Other Assets in Excess of Liabilities: 0.2%		570,937

NET ASSETS: 100.0%		$316,138,240

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:

Cost of investments	$234,253,218

Gross unrealized appreciation	86,708,211
Gross unrealized depreciation	(5,394,126)

Net unrealized appreciation	$81,314,085

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 100.0%
Australia: 1.9%
7,277,477	Incitec Pivot Ltd.	$15,809,114

Belgium: 2.1%
136,221	Anheuser-Busch InBev N.V.	17,890,999

Bermuda: 0.2%
20,557	Signet Jewelers Ltd.	1,532,113

China: 2.3%
104,769	Baidu, Inc. - ADR*	19,075,292

Denmark: 4.6%
270,828	Carlsberg A/S - Class B	25,885,965
288,182	Novo Nordisk A/S - Class B	12,012,677

		37,898,642

Finland: 3.1%
588,882	Sampo Oyj - Class A	26,207,360

France: 13.0%
172,000	AXA S.A.	3,661,306
328,500	BNP Paribas S.A.	16,898,334
167,862	Essilor International S.A.	21,658,740
67,822	Orpea	6,012,639
349,132	SFR Group S.A.	10,263,433
306,028	Valeo S.A.	17,855,017
133,434	Vinci S.A.	10,208,114
1,046,195	Vivendi S.A.	21,092,157

		107,649,740

Germany: 6.4%
102,300	Allianz SE	15,192,110
106,000	Bayer AG	10,652,266
220,100	Daimler AG	15,512,362
128,383	SAP SE	11,687,032

		53,043,770

Hong Kong: 1.6%
1,038,500	CK Hutchison Holdings Ltd.	13,251,124

Ireland: 2.3%
49,715	Allergan Plc*	11,449,862
56,000	Willis Towers Watson Plc	7,435,120

		18,884,982

Israel: 0.7%
3,001,384	Israel Discount Bank Ltd. - Class A*	5,515,280

Japan: 10.4%
1,879,000	Daiwa Securities Group, Inc.	10,601,576
709,600	Don Quijote Holdings Co. Ltd.	26,057,636
521,900	Honda Motor Co. Ltd.	15,054,481
222,000	Japan Tobacco, Inc.	9,087,297
315,400	KDDI Corp.	9,724,366
153,900	SoftBank Group Corp.	9,989,140
208,000	Sompo Japan Nipponkoa Holdings, Inc.	6,166,570

		86,681,066

Mexico: 1.0%
322,746	Grupo Televisa SAB - ADR	8,291,345

Netherlands: 8.5%
1,580,790	Altice NV - Class A*	28,373,094
211,255	ASML Holding N.V.	23,177,390

Shares		Value
Netherlands (continued)
2,623,400	CNH Industrial N.V.	$18,787,264

		70,337,748

Philippines: 0.8%
19,373,300	Alliance Global Group, Inc.	6,343,866

South Korea: 0.7%
4,215	Samsung Electronics Co. Ltd.	6,143,138

Spain: 5.3%
178,101	Aena S.A.(a)	26,282,017
837,523	Ferrovial S.A.	17,825,906

		44,107,923

Switzerland: 7.1%
277,799	Cie Financiere Richemont S.A.	16,950,310
1,696,944	Credit Suisse Group AG*	22,247,830
39,200	Kuehne & Nagel International AG	5,695,402
58,436	Roche Holding AG	14,507,319

		59,400,861

United Kingdom: 22.3%
2,254,112	Barratt Developments Plc	14,531,504
181,122	Delphi Automotive Plc	12,917,621
614,559	Diageo Plc	17,691,991
438,179	GlaxoSmithKline Plc	9,375,246
742,463	Howden Joinery Group Plc	4,171,561
2,007,233	Informa Plc	18,618,042
914,408	Inmarsat Plc	8,400,877
490,846	Liberty Global Plc - Series C*	16,217,552
36,822	Liberty Global Plc LiLAC - Series C*	1,032,857
35,286,371	Lloyds Banking Group Plc	25,090,407
408,046	Prudential Plc	7,271,250
565,687	Shire Plc	36,709,769
1,641,122	Standard Chartered Plc*	13,418,437

		185,447,114

United States: 5.7%
560,718	Las Vegas Sands Corp.	32,263,714
188,394	Schlumberger Ltd.	14,815,304

		47,079,018

TOTAL COMMON STOCKS (Cost $768,829,023)		830,590,495

Litman Gregory Masters International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2016 (Unaudited)

Principal Amount		Value
SHORT-TERM INVESTMENTS: 1.3%
REPURCHASE AGREEMENTS: 1.3%
$10,615,000	FICC, 0.03%, 9/30/16, due 10/03/2016 [collateral: par value $8,675,000, U.S. Treasury Bond, 3.375%, due 05/15/2044, value $10,835,316] (proceeds $10,615,000)	$10,615,000

TOTAL SHORT-TERM INVESTMENTS (Cost $10,615,000)		10,615,000

TOTAL INVESTMENTS IN SECURITIES (Cost: $779,444,023): 101.3%		841,205,495

Liabilities in Excess of Other Assets: (1.3)%		(10,481,336)

NET ASSETS: 100.0%		$830,724,159

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
*	Non-Income Producing Security.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:

Cost of investments	$779,444,023

Gross unrealized appreciation	119,356,151
Gross unrealized depreciation	(57,594,679)

Net unrealized appreciation	$61,761,472

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2016 (Unaudited)

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - At September 30, 2016, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at September 30, 2016	Fund Delivering	U.S. $ Value at September 30, 2016	Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	10/27/2016	GBP	$3,063,144	USD	$3,055,487	$7,657	$—
	10/27/2016	USD	24,946,195	GBP	24,760,857	185,338	—
	10/27/2016	USD	6,098,537	GBP	6,076,553	21,984	—
	10/31/2016	USD	66,611,244	EUR	67,941,688	—	(1,330,444)
	12/21/2016	USD	2,325,738	AUD	2,419,181	—	(93,443)
	3/15/2017	USD	10,646,510	CHF	10,691,994	—	(45,484)

			$113,691,368		$114,945,760	$214,979	$(1,469,371)

Litman Gregory Masters Smaller Companies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 86.6%
Consumer Discretionary: 19.8%
29,320	Aaron’s, Inc.	$745,315
21,000	Best Buy Co., Inc.	801,780
35,173	Carrols Restaurant Group, Inc.*	464,635
60,268	Cherokee, Inc.*	620,760
38,360	Dana, Inc.	598,032
25,859	DeVry Education Group, Inc.	596,309
81,400	Entravision Communications Corp. - Class A	621,082
16,500	Etsy, Inc.*	235,620
30,530	Houghton Mifflin Harcourt Co.*	409,407
31,500	Liberty Global Plc LiLAC - Class A*	869,085
53,500	MDC Partners, Inc. - Class A	573,520
17,068	Norwegian Cruise Line Holdings Ltd.*	643,464

		7,179,009

Energy: 11.9%
10,085	Cimarex Energy Co.	1,355,121
8,720	Helmerich & Payne, Inc.	586,856
19,020	Noble Energy, Inc.	679,775
33,910	Patterson-UTI Energy, Inc.	758,567
12,823	Range Resources Corp.	496,891
30,130	Rowan Cos. Plc - Class A	456,771

		4,333,981

Financials: 9.0%
36,250	AllianceBernstein Holding L.P.	826,500
47,250	CNO Financial Group, Inc.	721,508
89,800	Leucadia National Corp.	1,709,792
3	Voya Financial, Inc.	86

		3,257,886

Health Care: 3.2%
13,300	Haemonetics Corp.*	481,593
30,922	Integer Holdings Corp.*	670,698

		1,152,291

Industrials: 15.6%
9,120	AGCO Corp.	449,798
24,100	Avis Budget Group, Inc.*	824,461
28,290	Babcock & Wilcox Enterprises, Inc.*	466,785
22,500	Delta Air Lines, Inc.	885,600
120,500	Heritage-Crystal Clean, Inc.*	1,600,240
28,250	Taser International, Inc.*	808,233
24,600	USG Corp.*	635,910

		5,671,027

Information Technology: 19.0%
38,438	ARRIS International Plc*	1,088,949
15,550	Avnet, Inc.	638,483
53,000	Brocade Communications Systems, Inc.	489,190
8,342	InterDigital, Inc.	660,686
18,750	Microsemi Corp.*	787,125
17,700	SecureWorks Corp. - Class A*	221,427
17,900	ViaSat, Inc.*	1,336,235
350,000	Westell Technologies, Inc. - Class A*	179,375

Shares		Value
Information Technology (continued)
25,700	Western Digital Corp.	$1,502,679

		6,904,149

Materials: 3.4%
14,500	FMC Corp.	700,930
32,500	Goldcorp, Inc.	536,900

		1,237,830

Real Estate: 1.3%
40,200	Forestar Group, Inc.*	470,742

Telecommunication Services: 3.4%
23,800	Millicom International Cellular S.A.	1,242,360

TOTAL COMMON STOCKS (Cost $28,286,024)		31,449,275

Principal Amount		Value
SHORT-TERM INVESTMENTS: 12.7%
REPURCHASE AGREEMENTS: 12.7%
$4,627,000	FICC, 0.03%, 9/30/16, due 10/03/2016 [collateral: par value $3,790,000, U.S. Treasury Bond, 3.375%, due 05/15/2044, value 4,733,815] (proceeds $4,627,000)	$4,627,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,627,000)		4,627,000

TOTAL INVESTMENTS IN SECURITIES (Cost: $32,913,024): 99.3%		36,076,275

Other Assets in Excess of Liabilities: 0.7%		262,189

NET ASSETS: 100.0%		$36,338,464

Percentages are stated as a percent of net assets.

LP	Limited Partnership.
*	Non-Income Producing Security.

CURRENCY ABBREVIATIONS:

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:

Cost of investments	$32,913,024

Gross unrealized appreciation	5,860,920
Gross unrealized depreciation	(2,697,669)

Net unrealized appreciation	$3,163,251

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 33.5%
Consumer Discretionary: 2.9%
11,719	Cabela’s, Inc.*	$643,725
31,364	CBS Corp. - Class B, NVDR	1,716,865
40,591	Comcast Corp. - Class A	2,692,807
130,299	CST Brands, Inc.(a)	6,266,079
1,509	Delphi Automotive Plc	107,622
20,835	Dollar Tree, Inc.*(a)	1,644,507
5,356	General Motors Co.	170,160
9,311	Hilton Worldwide Holdings, Inc.	213,501
145,444	Johnson Controls International Plc	6,767,509
126,778	Liberty Global Plc - Series C*(a)	4,188,745
2,455	McDonald’s Corp.	283,209
46,546	Naspers Ltd. - Class N	8,052,954
138,320	Regis Corp.*	1,735,916
23,423	Viacom, Inc. - Class B	892,416
745	Whirlpool Corp.	120,809
41,557	WLRH Founders Shares(b)	126,067
17	WLRS Fund I LLC(b)	93,773
160,390	WPP Plc	3,786,244

		39,502,908

Consumer Staples: 3.8%
8,592	Altria Group, Inc.	543,272
81,150	British American Tobacco Plc	5,206,303
7,156	Church & Dwight Co., Inc.	342,916
2,752	Clorox Co. (The)	344,495
12,194	Coca-Cola Co. (The)	516,050
4,691	Colgate-Palmolive Co.	347,791
33,461	Constellation Brands, Inc. - Class A(a)	5,570,922
2,363	CVS Health Corp.	210,283
2,741	Kimberly-Clark Corp.	345,750
5,748	Kroger Co. (The)	170,601
113,760	Lenta Ltd.*(c)	921,456
2,145	Mead Johnson Nutrition Co.	169,476
64,463	Molson Coors Brewing Co. - Class B(a)	7,078,037
50,439	Nomad Foods Ltd.*	596,189
4,344	PepsiCo, Inc.	472,497
2,401	Philip Morris International, Inc.	233,425
156,000	Procter & Gamble Co. (The)	14,001,000
12,387	Reynolds American, Inc.	584,047
135,270	SABMiller Plc	7,912,709
404,307	Safeway Casa Ley CVR(b)	166,008
404,307	Safeway PDC LLC CVR(b)	9,623
174,176	SUPERVALU, Inc.*	869,138
31,080	Unilever N.V.	1,434,783
78,896	WhiteWave Foods Co. (The)*(a)	4,294,309

		52,341,080

Energy: 1.2%
53,560	Cabot Oil & Gas Corp.	1,381,848
3,426	Chevron Corp.	352,604
25,710	Concho Resources, Inc.*(a)	3,531,269
13,203	Encana Corp.	138,235
1,269	EQT Corp.	92,155
8,272	Exxon Mobil Corp.	721,980
148,200	Gazprom PJSC - ADR	626,886
4,745	Golar LNG Ltd.	100,594
2,988	Gulfport Energy Corp.*	84,411
50,378	Halcon Resources Corp.*	472,546
49,766	Halliburton Co.	2,233,498

35,575	InterOil Corp.*	1,811,479
9,262	Kinder Morgan, Inc.	214,230
15,600	Lukoil PJSC - ADR	760,188
5,580	Occidental Petroleum Corp.	406,894
22,072	OGX Petroleo e Gas S.A. - ADR*	14,788
1,290	PDC Energy, Inc.*	86,507
63,200	Rosneft OAO - GDR	345,072
18,160	Schlumberger Ltd.(a)	1,428,102
433,800	Surgutneftegas OAO - (Preference Shares)	200,441
1,131	Valero Energy Corp.	59,943
106,509	Whiting Petroleum Corp.*	930,889

		15,994,559

Financials: 4.9%
8,911	Affiliated Managers Group, Inc.*	1,289,422
1,819	Alleghany Corp.*	955,011
168,390	Ally Financial, Inc.	3,278,553
77,774	American Express Co.	4,980,647
150,690	American International Group, Inc.(a)	8,941,945
76,590	Aon Plc(a)	8,615,609
431,060	Bank of America Corp.	6,746,089
5,776	BB&T Corp.	217,871
19,572	CBOE Holdings, Inc.	1,269,244
1,292	Chubb Ltd.	162,340
206,521	CIT Group, Inc.	7,496,712
177,870	Citigroup, Inc.	8,400,800
45,530	Groupe Bruxelles Lambert S.A.	4,038,428
9,212	JPMorgan Chase & Co.	613,427
56,388	Legg Mason, Inc.	1,887,870
309,851	Leucadia National Corp.	5,899,563
67,240	LPL Financial Holdings, Inc.	2,011,148
4,223	MetLife, Inc.	187,628
2,745	PNC Financial Services Group, Inc. (The)	247,297
4,839	US Bancorp	207,545
12,259	Wells Fargo & Co.	542,829

		67,989,978

Health Care: 2.4%
4,425	AbbVie, Inc.	279,085
89,770	Affymetrix, Inc.*	1,400,412
22,657	Allergan Plc*(a)	5,218,134
15,448	Bristol-Myers Squibb Co.	832,956
210,004	Chelsea Therapeutics International Ltd.*(b)	0
56,633	Cynapsus Therapeutics, Inc.*	2,277,779
3,145	Eli Lilly & Co.	252,418
6,337	ExamWorks Group, Inc.*	222,112
6,040	Johnson & Johnson	713,505
154,200	Pfizer, Inc.(a)	5,222,754
126,758	St Jude Medical, Inc.(a)	10,110,218
22,500	Thermo Fisher Scientific, Inc.(a)	3,578,850
245,666	Trius Therapeudics, Inc.*(b)	0
137,961	Vitae Pharmaceuticals, Inc.*	2,886,144

		32,994,367

Industrials: 2.4%
26,804	Arcam AB*	916,077
2,325	Caterpillar, Inc.	206,390
7,527	CSX Corp.	229,573
40,069	Esterline Technologies Corp.*	3,046,847
146,582	General Electric Co.	4,341,759

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2016 (Unaudited)

41,580	Jardine Strategic Holdings Ltd.	1,359,666
39,138	Joy Global, Inc.	1,085,688
11,141	Lockheed Martin Corp.	2,670,720
603,240	Meggitt Plc	3,540,468
302,344	Nexeo Solutions, Inc.*(b)	2,491,314
1,534	Roper Technologies, Inc.	279,909
121,620	Rush Enterprises, Inc. - Class A*	2,977,258
17,500	Sound Holding FP Luxemburg*(b)	458,612
6,753	Southwest Airlines Co.	262,624
89,818	United Technologies Corp.	9,125,509

		32,992,414

Information Technology: 9.8%
2,038	Accenture Plc - Class A	248,982
54,293	Alibaba Group Holding Ltd. - ADR*	5,743,656
1,891	Alphabet, Inc. - Class A*	1,520,477
5,335	Alphabet, Inc. - Class C*	4,146,842
52,170	Analog Devices, Inc.	3,362,357
2,593	Apple, Inc.	293,139
23,862	ASML Holding N.V.	2,614,798
12,680	Baidu, Inc. - ADR*	2,308,648
10,854	CA, Inc.	359,050
19,602	Cabot Microelectronics Corp.	1,037,142
30,863	Canon, Inc. - ADR	895,953
10,842	CGI Group, Inc. - Class A*	516,404
238,040	Cisco Systems, Inc.(a)	7,550,629
8,058	Citrix Systems, Inc.*	686,703
216,763	Cvent, Inc.*(a)	6,873,555
20,224	Cypress Semiconductor Corp.	245,924
20,576	Electronics For Imaging, Inc.*	1,006,578
15,829	Facebook, Inc. - Class A*(a)	2,030,386
71,556	FireEye, Inc.*	1,054,020
106,538	Flextronics International Ltd.*	1,451,048
9,554	Genpact Ltd.*	228,818
106,832	Hewlett Packard Enterprise Co.(a)	2,430,428
43,018	Imperva, Inc.*	2,310,497
86,811	Infoblox, Inc.*	2,289,206
16,842	Intel Corp.	635,786
2,350	International Business Machines Corp.	373,298
64,427	LinkedIn Corp. - Class A*(a)	12,313,288
425,540	Marvell Technology Group Ltd.(a)	5,646,916
222,359	Microsoft Corp.(a)	12,807,878
76,974	NetSuite, Inc.*	8,520,252
21,579	NXP Semiconductors N.V.*	2,201,274
305,595	Oracle Corp.(a)	12,003,772
406,667	Premier Farnell Plc	973,757
53,253	QUALCOMM, Inc.	3,647,830
140,583	Rofin-Sinar Technologies, Inc.*	4,523,961
109,338	Symantec Corp.(a)	2,744,384
84,680	TE Connectivity Ltd.	5,451,698
136,008	Tencent Holdings Ltd.	3,735,255
26,709	Visa, Inc. - Class A	2,208,834
826	VMware, Inc. - Class A*	60,587
144,864	Yahoo!, Inc.*(a)	6,243,638

		135,297,648

Materials: 2.6%
16,430	Air Products & Chemicals, Inc.	2,470,086
22,365	Albemarle Corp.	1,911,984

744,140	Alcoa, Inc.	7,545,580
122,981	AngloGold Ashanti Ltd. - ADR*(a)	1,957,857
238,693	Cemex SAB de C.V. - ADR*	1,895,222
2,304	EI du Pont de Nemours & Co.	154,299
2,963	International Paper Co.	142,165
60,700	MMC Norilsk Nickel PJSC - ADR	974,235
768	Monsanto Co.	78,490
68,995	Newmont Mining Corp.(a)	2,710,813
1,597	Nucor Corp.	78,972
138,940	Owens-Illinois, Inc.*	2,555,107
1,641	PPG Industries, Inc.	169,614
52,079	Silver Wheaton Corp.	1,407,695
42,641	Syngenta AG - ADR(a)	3,735,352
75,962	Valspar Corp. (The)(a)	8,057,289

		35,844,760

Real Estate: 0.2%
254,861	Countrywide Plc	717,719
13,480	Crown Castle International Corp.	1,269,951
9,730	Post Properties, Inc.	643,445

		2,631,115

Telecommunication Services: 0.2%
4,358	CenturyLink, Inc.	119,540
159,114	China Mobile Ltd.	1,925,391
47,179	Leap Wireless International, Inc.*(b)	146,255
16,245	Verizon Communications, Inc.	844,415

		3,035,601

Utilities: 3.1%
3,264	Exelon Corp.	108,659
407,104	ITC Holdings Corp.(a)	18,922,194
4,938	NextEra Energy, Inc.	604,016
6,743	PG&E Corp.	412,469
135,364	Piedmont Natural Gas Co., Inc.	8,127,254
65,909	Sempra Energy(a)	7,064,786
82,995	Talen Energy Corp.*	1,149,481
122,587	Westar Energy, Inc.(a)	6,956,812

		43,345,671

TOTAL COMMON STOCKS (Cost $427,050,329)		461,970,101

RIGHTS/WARRANTS: 0.2%
945,322	Alinma Bank *	2,859,840
4,680	Foresight Energy L.P. *(b)	0
13,685	Halcon Resources Corp. *	31,339

TOTAL RIGHTS/WARRANTS (Cost $3,213,528)		2,891,179

PREFERRED STOCKS: 0.3%
Consumer Staples: 0.0%
	Bunge Ltd.
7,248	4.875%	689,336

Health Care: 0.1%
	Allergan Plc
146	5.500%	119,958

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2016 (Unaudited)

	Teva Pharmaceutical Industries Ltd.
917	7.000%	745,805

		865,763

Industrials: 0.1%
	Element Communication Aviation
170	0.00%(b)	1,675,496

Information Technology: 0.1%
	Belden, Inc.
9,113	6.750%	915,219

TOTAL PREFERRED STOCKS (Cost $4,207,778)		4,145,814

EXCHANGE-TRADED FUNDS: 0.3%
33	Goldman Sachs Financial Square Fund	2
7,623	Industrial Select Sector SPDR Fund	445,031
6,414	iShares Russell 2000 Growth ETF	955,045
39,238	SPDR S&P Homebuilders ETF	1,331,738
20,184	Technology Select Sector SPDR Fund	964,391

TOTAL EXCHANGE-TRADED FUNDS (Cost $3,657,169)		3,696,207

Principal Amount^		Value
ASSET-BACKED SECURITIES: 5.7%
	AIM Aviation Finance Ltd.
1,020,827	Series 2015-1A-B1 5.072%, 02/15/2040(c)(d)	983,904
	Ajax Mortgage Loan Trust
550,851	Series 2016-B-A 4.000%, 09/25/2065(c)(d)	551,037
	Ally Auto Receivables Trust
605,000	Series 2016-3-A3 1.440%, 08/17/2020	608,399
	American Express Credit Account Secured Note Trust
1,110,000	Series 2012-4-A 0.764%, 05/15/2020(e)	1,111,083
	American Express Issuance Trust
755,000	Series 2013-2-A 0.954%, 08/15/2019(e)	758,016
	American Homes 4 Rent
300,000	Series 2014-SFR1-E 3.031%, 06/17/2031(c)(e)	295,045
875,000	Series 2014-SFR2-E 6.231%, 10/17/2036(c)	969,355
600,000	Series 2014-SFR3-E 6.418%, 12/17/2036(c)	679,113
845,000	Series 2015-SFR1-E 5.639%, 04/17/2052(c)	901,407
	AmeriCredit Automobile Receivables
162,000	Series 2015-4-D 3.720%, 12/08/2021	168,311
	APIDOS CLO XIX
1,000,000	Series 2014-19A-D 4.429%, 10/17/2026(c)(e)	984,679
	BA Credit Card Trust
1,605,000	Series 2015-A1-A 0.854%, 06/15/2020(e)	1,608,309

280,000	Series 2016-A1-A 0.914%, 10/15/2021(e)	281,065
	Babson CLO Ltd. 2014-III
1,000,000	Series 2014-3A-D2 4.881%, 01/15/2026(c)(e)	1,001,250
1,000,000	Series 2014-3A-E2 7.180%, 01/15/2026(c)(e)	949,416
	Bayview Opportunity Master Fund IIa Trust
195,115	Series 2016-RPL3-A1 3.475%, 07/28/2031(c)(d)	195,460
	Bayview Opportunity Master Fund IIIa Trust
300,000	Series 2016-RN3-A1 3.598%, 09/28/2031(c)(d)	300,000
	BlueMountain CLO Ltd.
1,400,000	Series 2013-1A-D 5.417%, 05/15/2025(c)(e)	1,302,434
	CAM Mortgage LLC
176,551	Series 2015-1-A 3.500%, 07/15/2064(c)(d)	176,989
	CAM Mortgage Trust
248,104	Series 2016-1-A 4.000%, 01/15/2056(c)(d)	247,561
545,000	Series 2016-1-M 5.000%, 01/15/2056(c)(f)	531,146
	Chase Issuance Trust
925,000	Series 2007-A12-A12 0.574%, 08/15/2019(e)	924,787
810,000	Series 2016-A5-A5 1.270%, 07/15/2021	810,466
	CIM Trust
10,000,000	Series 2016-2RR-B2 13.123%, 02/27/2056(c)(f)	8,960,885
10,000,000	Series 2016-3RR-B2 10.339%, 02/27/2056(c)(f)	8,900,000
	Colony American Finance Ltd.
480,000	Series 2015-1-D 5.649%, 10/15/2047(c)	495,033
230,000	Series 2016-1-C 4.638%, 06/15/2048(c)(d)	236,458
	Colony American Homes
675,000	Series 2014-2A-E 3.750%, 07/17/2031(c)(e)	670,606
	CPS Auto Receivables Trust
845,000	Series 2016-B-E 8.140%, 05/15/2023(c)	899,749
	Cronos Containers Program I Ltd.
485,741	Series 2014-2A-A 3.270%, 11/18/2029(c)	472,889
	CSAB Mortgage-Backed Trust
1,857,684	Series 2006-2-A6B 5.700%, 09/25/2036(d)	479,248
	Discover Card Execution Note Trust
660,000	Series 2013-A1-A1 0.824%, 08/17/2020(e)	661,563
270,000	Series 2015-A1-A1 0.874%, 08/17/2020(e)	270,821
	DT Auto Owner Trust
175,000	Series 2014-3A-D 4.470%, 11/15/2021(c)	178,785
930,000	Series 2016-1A-D 4.660%, 12/15/2022(c)	955,543
830,000	Series 2016-2A-D 5.430%, 11/15/2022(c)	872,027

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2016 (Unaudited)

	Flagship Credit Auto Trust
500,000	Series 2015-2-D 5.980%, 08/15/2022(c)	507,352
970,000	Series 2015-3-D 7.120%, 11/15/2022(c)	1,002,703
300,000	Series 2016-3-E 6.250%, 10/15/2023(c)	299,583
	Ford Credit Auto Owner Trust
560,000	Series 2015-B-A3 1.160%, 11/15/2019	560,884
	GE Account Receivable Funding LLC
1,500,000	6.989%, 08/24/2017(b)	1,500,000
	Global Container Assets 2014 Holdings Ltd.
669,035	Series 2014-1-C 6.000%, 01/05/2030(c)(b)	419,485
263,965	Series 2014-1-D 7.500%, 01/05/2030(c)(b)	76,075
1,185,000	Series 2014-1-E 0.000%, 01/05/2030(c)(b)	16,590
	Global Container Assets Ltd.
252,364	Series 2015-1A-B 4.500%, 02/05/2030(c)(b)	247,140
	GSAA Home Equity Trust
811,946	Series 2006-10-AF5 6.448%, 06/25/2036(d)	417,975
	Honda Auto Receivables Owner Trust
730,000	Series 2015-3-A3 1.270%, 04/18/2019	731,860
605,000	Series 2016-2-A3 1.390%, 04/15/2020	607,827
	Invitation Homes Trust
180,000	Series 2015-SFR1-E 4.731%, 03/17/2032(c)(e)	181,983
	JP Morgan Mortgage Acquisition Trust
1,000,000	Series 2007-CH1-AF5 5.043%, 11/25/2036(d)	947,017
	Lehman XS Trust
3,000,000	Series 2005-6-3A3A 5.760%, 11/25/2035(d)	1,641,502
1,655,819	Series 2006-8-3A3 4.961%, 06/25/2036(d)	1,554,480
	Madison Park Funding XIV Ltd.
500,000	Series 2014-14A-D 4.296%, 07/20/2026(c)(e)	495,820
	Nissan Auto Receivables Owner Trust
265,000	Series 2016-C-A3 1.180%, 01/15/2021	265,145
	NYMT Residential
267,683	Series 2016-RP1A-A 4.000%, 03/25/2021(c)(d)	267,962
	Oak Hill Advisors Residential Loan Trust
315,822	Series 2015-NPL2-A1 3.721%, 07/25/2055(c)(d)	313,905
	Octagon Investment Partners XXI Ltd.
1,000,000	Series 2014-1A-C 4.467%, 11/14/2026(c)(e)	971,731
1,000,000	Series 2014-1A-D 7.417%, 11/14/2026(c)(e)	974,837
	Octagon Investment Partners XXII Ltd.
500,000	Series 2014-1A-D2 5.282%, 11/25/2025(c)(e)	500,441

500,000	Series 2014-1A-E2 7.452%, 11/25/2025(c)(e)	488,535
	OneMain Financial Issuance Trust
293,400	Series 2014-1A-A 2.430%, 06/18/2024(c)	293,689
210,943	Series 2014-2A-A 2.470%, 09/18/2024(c)	211,676
265,000	Series 2014-2A-B 3.020%, 09/18/2024(c)	264,958
1,120,000	Series 2014-2A-D 5.310%, 09/18/2024(c)	1,124,656
450,000	Series 2015-1A-A 3.190%, 03/18/2026(c)	455,146
875,000	Series 2015-2A-D 5.640%, 07/18/2025(c)	883,207
675,000	Series 2015-3A-B 4.160%, 11/20/2028(c)	672,730
1,000,000	Series 2016-1A-C 6.000%, 02/20/2029(c)	1,039,518
	Park Place Securities, Inc.
8,000,000	Series 2005-WHQ1-M5 1.650%, 03/25/2035(e)	7,004,435
	RCO Depositor II LLC
462,327	Series 2015-2A-A 4.500%, 11/25/2045(c)(f)	463,124
	RCO Mortgage LLC
800,000	Series 2015-2A-M 5.000%, 11/25/2045(c)(f)	771,087
	Residential Asset Securities Corp. Trust
63,664	Series 2006-EMX2-A2 0.725%, 02/25/2036(e)	63,619
	Rise Ltd.
419,271	Series 2014-1-A 4.750%, 01/31/2021(b)(f)	414,554
	Santander Drive Auto Receivables Trust
1,580,000	Series 2016-1-C 3.090%, 04/15/2022	1,622,289
	Shenton Aircraft Investment I Ltd.
741,974	Series 2015-1A-A 4.750%, 10/15/2042(c)	723,476
	Sierra Timeshare Receivables Funding LLC
19,511	Series 2012-1A-A 2.840%, 11/20/2028(c)	19,554
85,729	Series 2013-1A-A 1.590%, 11/20/2029(c)	85,413
209,189	Series 2013-3A-A 2.200%, 10/20/2030(c)	209,732
	SoFi Professional Loan Program LLC
60,038	Series 2014-B-A1 1.775%, 08/25/2032(c)(e)	60,667
790,000	Series 2016-A-B 3.570%, 01/26/2038(c)	803,281
	Springleaf Funding Trust
156,280	Series 2014-AA-A 2.410%, 12/15/2022(c)	156,496
	Sunset Mortgage Loan Co. LLC
479,904	Series 2015-NPL1-A 4.459%, 09/18/2045(c)(d)	480,594
	TAL Advantage V LLC
358,333	Series 2013-2A-A 3.550%, 11/20/2038(c)	355,172

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2016 (Unaudited)

	Terwin Mortgage Trust
1,601,026	Series 2006-3-2A2 0.735%, 04/25/2037(c)(e)	1,411,188
	Toyota Auto Receivables
215,000	Series 2016-C-A3 1.140%, 08/17/2020	214,703
	US Residential Opportunity Fund III Trust
250,856	Series 2016-1III-A 3.475%, 07/27/2036(c)(d)	251,974
	USAA Auto Owner Trust
385,000	Series 2016-1-A3 1.200%, 06/15/2020	385,387
	VOLT XL LLC
435,000	Series 2015-NP14-A2 4.875%, 11/27/2045(c)(d)	421,138
	VOLT XLVIII LLC
293,350	Series 2016-NPL8-A1 3.500%, 07/25/2046(c)(d)	294,277
	VOLT XXVI LLC
719,849	Series 2014-NPL6-A1 3.125%, 09/25/2043(c)(d)	719,590
	VOLT XXXI LLC
177,053	Series 2015-NPL2-A1 3.375%, 02/25/2055(c)(d)	177,494
	VOLT XXXIII LLC
300,723	Series 2015-NPL5-A1 3.500%, 03/25/2055(c)(d)	301,638
	VOLT XXXIV LLC
141,995	Series 2015-NPL7-A1 3.250%, 02/25/2055(c)(d)	141,919
	VOLT XXXV
400,000	Series 2016-NPL9-A1 3.500%, 09/25/2046(c)(d)	400,973

TOTAL ASSET-BACKED SECURITIES (Cost $77,045,623)		78,283,025

BANK LOANS: 1.3%
	Aptean, Inc.
448,500	5.250%, 02/26/2020	448,922
	Boyd Gaming Corp.
205,567	3.527%, 09/15/2023	207,417
	California Resources Corp.
1,985,000	11.375%, 12/31/2021	2,090,771
	Camelot UK Holdco Ltd.
429,250	0.000%, 09/07/2023(g)	430,430
	Cavium, Inc.
235,000	3.750%, 08/16/2022	237,938
	Chesapeake Energy Corp.
1,483,180	8.500%, 08/23/2021	1,561,047
	CSC Holdings LLC
120,000	0.000%, 10/11/2024(g)	120,495
	Donnelley Financial Solutions, Inc.
365,000	0.000%, 09/23/2023(g)	367,281
	Energy Transfer Equity L.P.
207,045	3.292%, 12/02/2019	205,988
242,848	4.042%, 12/02/2019	243,227
	Engility Corp.
329,819	7.250%, 08/12/2023	333,530
	Gates Global, Inc.
276,222	4.250%, 07/06/2021	272,659
	GFL Environmental, Inc.
215,000	0.000%, 09/23/2023(g)	215,493
	Harbor Freight Tools USA, Inc.
377,814	4.000%, 08/19/2023	380,411
	HD Supply, Inc.
455,000	0.000%, 09/14/2023(g)	456,422

	Headwaters, Inc.
588,510	4.000%, 03/24/2022	592,556
	Hyperion Insurance Group Ltd.
275,800	5.500%, 04/29/2022	270,456
	Integra Telecom, Inc.
669,800	5.250%, 08/14/2020	668,963
	inVentiv Health, Inc.
1,565,000	0.000%, 09/28/2023(g)	1,571,518
	Lonestar Intermediate Super Holdings LLC
1,675,000	10.000%, 08/31/2021	1,667,672
	NXP B.V.
80,000	3.405%, 12/07/2020	80,455
	OSG Bulk Ships, Inc.
76,115	5.250%, 08/05/2019	76,147
	Pinnacle Operating Corp.
120,022	4.750%, 11/15/2018	110,420
	Ply Gem Industries, Inc.
228,322	4.000%, 02/01/2021	230,034
	Power Buyer LLC
548,514	4.250%, 05/06/2020	547,829
	Presidio, Inc.
1,228,786	5.250%, 02/02/2022	1,230,212
	Southcross Energy Partners L.P.
171,922	5.250%, 08/04/2021	140,546
	Talbots, Inc. (The)
304,013	5.500%, 03/19/2020	297,704
	Uber Technologies
850,000	5.000%, 07/13/2023	856,375
	USAGM HoldCo LLC
630,238	4.750%, 07/28/2022	628,662
	Walter Investment Management Corp.
500,000	0.000%, 12/19/2020(g)(b)	459,643
	Western Digital Corp.
1,167,937	4.500%, 04/29/2023	1,181,689

TOTAL BANK LOANS (Cost $17,877,237)		18,182,912

CONVERTIBLE BONDS: 0.6%
Communications: 0.1%
	CalAmp Corp.
20,000	1.625%, 05/15/2020	18,600
	Liberty Media Corp.
245,000	2.250%, 09/30/2046(c)	255,566
	Viavi Solutions, Inc.
420,000	0.625%, 08/15/2033	420,000

		694,166

Consumer, Cyclical: 0.1%
	CalAtlantic Group, Inc.
85,000	0.250%, 06/01/2019	79,156
	Navistar International Corp.
302,000	4.500%, 10/15/2018	288,788
442,000	4.750%, 04/15/2019	414,651

		782,595

Consumer, Non-cyclical: 0.1%
	Brookdale Senior Living, Inc.
805,000	2.750%, 06/15/2018	802,484
	Ionis Pharmaceuticals, Inc.
1,215,000	1.000%, 11/15/2021	1,133,747

		1,936,231

Diversified: 0.0%
	RWT Holdings, Inc.
130,000	5.625%, 11/15/2019	132,275

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2016 (Unaudited)

Energy: 0.2%
	Foresight Energy LLC/Foresight Energy Finance Corp.
1,086,000	15.000%, 10/03/2017(b)(h)	977,400
	Whiting Petroleum Corp.
2,309,000	Series 2 1.250%, 06/05/2020	2,228,185

		3,205,585

Financial: 0.0%
	Walter Investment Management Corp.
340,000	4.500%, 11/01/2019	198,688

Industrial: 0.1%
	Hornbeck Offshore Services, Inc.
2,500,000	1.500%, 09/01/2019	1,450,000

Technology: 0.0%
	Advanced Micro Devices, Inc.
55,000	2.125%, 09/01/2026	59,950
	Cypress Semiconductor Corp.
260,000	4.500%, 01/15/2022(c)	295,262

		355,212

TOTAL CONVERTIBLE BONDS (Cost $8,668,117)		8,754,752

CORPORATE BONDS: 17.5%
Basic Materials: 0.4%
	Albemarle Corp.
150,000	4.150%, 12/01/2024	161,975
	Glencore Finance Canada Ltd.
100,000	4.950%, 11/15/2021(c)	105,880
400,000	4.250%, 10/25/2022(c)	401,467
200,000	6.000%, 11/15/2041(c)	198,386
200,000	5.550%, 10/25/2042(c)	193,844
	Glencore Funding LLC
400,000	3.125%, 04/29/2019(c)	402,800
100,000	2.875%, 04/16/2020(c)	99,283
300,000	4.625%, 04/29/2024(c)	306,750
	Hercules, Inc.
180,000	6.500%, 06/30/2029	162,900
	Thompson Creek Metals Co., Inc.
930,000	7.375%, 06/01/2018	944,531
1,922,000	12.500%, 05/01/2019	2,043,326

		5,021,142

Communications: 1.9%
	Alcatel-Lucent USA, Inc.
665,000	6.500%, 01/15/2028	728,175
955,000	6.450%, 03/15/2029	1,061,244
	Cablevision S.A.
375,000	6.500%, 06/15/2021(c)	391,875
	Cisco Systems, Inc.
1,940,000	1.197%, 09/20/2019(e)	1,942,264
	Clear Channel Worldwide Holdings, Inc.
3,630,000	Series B 7.625%, 03/15/2020	3,616,387
	Cox Communications, Inc.
400,000	4.700%, 12/15/2042(c)	374,579
765,000	4.500%, 06/30/2043(c)	691,798
	DISH DBS Corp.
1,425,000	5.875%, 11/15/2024	1,412,531
840,000	7.750%, 07/01/2026	840,000
840,000	7.750%, 07/01/2026(c)	894,600

	Grupo Televisa SAB
9,270,000 (MXN)	7.250%, 05/14/2043	417,967
	LIN Television Corp.
1,691,000	6.375%, 01/15/2021	1,756,526
	NBCUniversal Enterprise, Inc.
520,000	5.250%, 03/29/2049(c)(i)	556,400
	Neptune Finco Corp.
2,039,000	10.875%, 10/15/2025(c)	2,390,728
	Oi S.A.
2,765,000 (BRL)	9.750%, 09/15/2016(c)(j)	155,020
	RCN Telecom Services LLC/RCN Capital Corp.
3,235,000	8.500%, 08/15/2020(c)	3,453,363
	Sprint Communications, Inc.
2,937,000	6.000%, 12/01/2016	2,955,356
	Time Warner Cable, Inc.
780,000	4.500%, 09/15/2042	747,110
	Verizon Communications, Inc.
1,555,000	2.606%, 09/14/2018(e)	1,596,296
	Ziggo Secured Finance B.V.
555,000	5.500%, 01/15/2027(c)	555,694

		26,537,913

Consumer, Cyclical: 1.6%
	Accuride Corp.
5,304,000	9.500%, 08/01/2018	5,330,520
	Air Canada 2015-2 Class B Pass Through Trust
2,020,000	5.000%, 06/15/2025(c)	2,035,150
	Beazer Homes USA, Inc.
50,000	8.750%, 03/15/2022(c)	52,875
	BMW US Capital LLC
1,645,000	1.260%, 09/13/2019(c)(e)	1,644,567
	Latam Airlines 2015-1 Pass Through Trust
2,434,586	4.500%, 08/15/2025	2,355,462
	Navistar International Corp.
2,300,000	8.250%, 11/01/2021	2,288,500
	PulteGroup, Inc.
1,615,000	5.000%, 01/15/2027	1,630,181
	TiVo, Inc.
6,401,000	2.000%, 10/01/2021	6,401,000
	Wyndham Worldwide Corp.
320,000	5.100%, 10/01/2025	350,440

		22,088,695

Consumer, Non-cyclical: 1.1%
	Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
240,000	5.750%, 03/15/2025(c)	240,000
	Becton Dickinson & Co.
1,600,000	1.750%, 11/08/2016	1,601,106
	BRF GmbH
1,445,000	4.350%, 09/29/2026(c)	1,421,880
	BRF S.A.
1,200,000 (BRL)	7.750%, 05/22/2018(c)	345,129
	Cosan Luxembourg S.A.
1,830,000	7.000%, 01/20/2027(c)	1,912,350
	JBS Investments GmbH
200,000	7.250%, 04/03/2024(c)	204,500
	JBS USA LLC/JBS USA Finance, Inc.
40,000	7.250%, 06/01/2021(c)	41,550
600,000	5.750%, 06/15/2025(c)	592,500

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2016 (Unaudited)

	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.
670,000	7.875%, 10/01/2022(c)	685,075
	Valeant Pharmaceuticals International, Inc.
1,310,000	5.500%, 03/01/2023(c)	1,126,600
6,830,000	5.875%, 05/15/2023(c)	5,925,025
	VRX Escrow Corp.
1,195,000 (EUR)	4.500%, 05/15/2023(c)	1,068,405

		15,164,120

Diversified: 0.0%
	Alfa SAB de C.V.
400,000	6.875%, 03/25/2044(c)	425,000

Energy: 7.2%
	Anadarko Petroleum Corp.
1,320,000	4.500%, 07/15/2044	1,215,713
	Baytex Energy Corp.
65,000	5.125%, 06/01/2021(c)	54,438
1,825,000	5.625%, 06/01/2024(c)	1,496,500
	Bellatrix Exploration Ltd.
710,000	8.500%, 05/15/2020(c)	663,850
	Bonanza Creek Energy, Inc.
625,000	6.750%, 04/15/2021	287,500
1,830,000	5.750%, 02/01/2023	841,800
	BP Capital Markets Plc
335,000	1.242%, 02/13/2018(e)	335,500
	California Resources Corp.
23,000	5.000%, 01/15/2020	13,973
128,000	5.500%, 09/15/2021	68,480
892,000	8.000%, 12/15/2022(c)	597,640
496,000	6.000%, 11/15/2024	239,320
	Callon Petroleum Co.
1,840,000	6.125%, 10/01/2024(c)	1,909,000
	Canadian Natural Resources Ltd.
65,000	3.900%, 02/01/2025	65,376
	Chesapeake Energy Corp.
3,000	6.625%, 08/15/2020	2,839
12,000	6.125%, 02/15/2021	11,070
6,000	5.375%, 06/15/2021	5,250
145,000	4.875%, 04/15/2022	122,888
	Concho Resources, Inc.
520,000	5.500%, 10/01/2022	542,100
1,045,000	5.500%, 04/01/2023	1,082,881
	CONSOL Energy, Inc.
200,000	8.250%, 04/01/2020	196,418
3,100,000	5.875%, 04/15/2022	2,867,500
1,300,000	8.000%, 04/01/2023	1,267,500
	Continental Resources, Inc.
3,940,000	5.000%, 09/15/2022	3,940,000
200,000	4.500%, 04/15/2023	193,000
1,765,000	3.800%, 06/01/2024	1,623,800
630,000	4.900%, 06/01/2044	532,350
	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.
1,325,000	6.125%, 03/01/2022	1,344,875
	Devon Energy Corp.
1,130,000	5.850%, 12/15/2025	1,273,927
1,533,000	5.000%, 06/15/2045	1,496,950
	Eclipse Resources Corp.
1,525,000	8.875%, 07/15/2023	1,493,547
	Enable Midstream Partners L.P.
1,400,000	5.000%, 05/15/2044	1,201,742
	Encana Corp.
1,900,000	3.900%, 11/15/2021	1,908,512

	Energy Transfer Partners L.P.
95,000	5.150%, 03/15/2045	88,312
2,065,000	6.125%, 12/15/2045	2,164,186
	Energy XXI Gulf Coast, Inc.
650,000	11.000%, 03/15/2020(c)(j)	263,250
	EnLink Midstream Partners L.P.
500,000	5.600%, 04/01/2044	464,247
855,000	5.050%, 04/01/2045	759,551
	Foresight Energy LLC/Foresight Energy Finance Corp.
3,023,000	9.000%, 08/15/2021(c)(d)	2,728,257
	Halcon Resources Corp.
1,330,000	8.625%, 02/01/2020(c)	1,339,975
	Hilcorp Energy I L.P./Hilcorp Finance Co.
1,875,000	5.000%, 12/01/2024(c)	1,804,687
	Kinder Morgan Energy Partners L.P.
450,000	5.625%, 09/01/2041	447,850
1,220,000	5.000%, 08/15/2042	1,161,374
570,000	4.700%, 11/01/2042	527,712
120,000	5.000%, 03/01/2043	113,273
	Marathon Oil Corp.
1,240,000	5.200%, 06/01/2045	1,115,769
	Matador Resources Co.
1,560,000	6.875%, 04/15/2023	1,622,400
	McDermott International, Inc.
8,500,000	8.000%, 05/01/2021(c)	8,085,625
	MEG Energy Corp.
310,000	6.500%, 03/15/2021(c)	254,587
900,000	6.375%, 01/30/2023(c)	716,625
1,505,000	7.000%, 03/31/2024(c)	1,196,475
	MPLX L.P.
200,000	4.500%, 07/15/2023	204,172
3,390,000	4.875%, 12/01/2024	3,512,101
120,000	4.000%, 02/15/2025	118,468
	Noble Holding International Ltd.
95,000	5.250%, 03/15/2042	53,913
1,530,000	8.200%, 04/01/2045	1,092,037
	Oasis Petroleum, Inc.
1,720,000	6.875%, 03/15/2022	1,655,500
	OGX Austria GmbH
795,000	8.500%, 06/01/2018(c)(b)(j)	16
600,000	8.375%, 04/01/2022(c)(b)(j)	12
	Pacific Exploration and Production Corp.
440,000	5.375%, 01/26/2019(c)	83,600
1,510,000	5.125%, 03/28/2023(c)	286,900
2,030,000	5.625%, 01/19/2025(c)	385,700
	Parsley Energy LLC/Parsley Finance Corp.
135,000	7.500%, 02/15/2022(c)	144,113
900,000	6.250%, 06/01/2024(c)	933,750
	PDC Energy, Inc.
420,000	6.125%, 09/15/2024(c)	435,750
	Petrobras Global Finance B.V.
1,140,000	4.875%, 03/17/2020	1,145,700
3,400,000	5.375%, 01/27/2021	3,371,100
430,000	8.750%, 05/23/2026	476,225
	Petroleos Mexicanos
4,100,000 (MXN)	7.650%, 11/24/2021(c)	207,886
	Plains All American Pipeline L.P. / PAA Finance Corp.
1,622,000	4.700%, 06/15/2044	1,431,374
1,285,000	4.900%, 02/15/2045	1,181,761
	Regency Energy Partners L.P. / Regency Energy Finance Corp.
600,000	5.750%, 09/01/2020	651,982

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2016 (Unaudited)

	Rice Energy, Inc.
2,795,000	6.250%, 05/01/2022	2,899,812
	Rose Rock Midstream L.P./Rose Rock Finance Corp.
900,000	5.625%, 11/15/2023	823,500
	RSP Permian, Inc.
4,515,000	6.625%, 10/01/2022	4,752,037
	Sabine Pass Liquefaction LLC
1,860,000	5.625%, 03/01/2025	2,006,475
	SandRidge Energy, Inc.
975,000	8.750%, 06/01/2020(c)(j)	353,437
	Shell International Finance B.V.
1,640,000	1.195%, 09/12/2019(e)	1,639,787
	SM Energy Co.
65,000	6.500%, 11/15/2021	66,788
850,000	6.125%, 11/15/2022	854,250
310,000	6.500%, 01/01/2023	314,650
680,000	5.000%, 01/15/2024	642,600
55,000	5.625%, 06/01/2025	51,975
320,000	6.750%, 09/15/2026	323,800
	SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp.
260,000	7.375%, 02/01/2020(c)	243,100
492,000	7.375%, 02/01/2020(c)	462,480
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
195,000	6.375%, 08/01/2022	202,800
120,000	5.250%, 05/01/2023	122,100
480,000	4.250%, 11/15/2023	466,200
	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
2,470,000	6.750%, 03/15/2024	2,655,250
	Ultrapar International S.A.
600,000	5.250%, 10/06/2026	598,500
	Western Refining Logistics L.P. / WNRL Finance Corp.
480,000	7.500%, 02/15/2023	494,400
	Whiting Petroleum Corp.
1,160,000	6.500%, 10/01/2018	1,148,400
215,000	5.000%, 03/15/2019	209,088
	Williams Partners L.P.
725,000	3.900%, 01/15/2025	724,759
755,000	4.000%, 09/15/2025	756,271
1,845,000	6.300%, 04/15/2040	2,034,827
1,945,000	5.100%, 09/15/2045	1,904,659
	YPF Sociedad Anoniima
780,000	31.354%, 07/07/2020(c)(e)	913,380

		98,787,779

Financial: 2.2%
	365 Bond
371,000	9.000%, 04/19/2017(b)	371,000
	Ally Financial, Inc.
855,000	4.250%, 04/15/2021	873,169
855,000	5.750%, 11/20/2025	897,750
	Ambac Assurance Corp.
5,927,436	5.100%, 06/07/2020(c)	6,979,556
	Bank of America NA
500,000	1.150%, 06/15/2017(e)	499,822
	Citigroup, Inc.
1,260,000	1.525%, 11/24/2017(e)	1,263,742
	Echo Brickell
233,152	10.000%, 10/09/2017(b)	233,152

	Financiera de Desarrollo Territorial S.A. Findeter
6,675,000,000 (COP)	7.875%, 08/12/2024(c)	2,099,908
	Goldman Sachs Group, Inc. (The)
1,600,000	1.460%, 06/04/2017(e)	1,602,496
	JPMorgan Chase Bank NA
1,665,000	1.453%, 09/23/2019(e)	1,667,870
	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
890,000	5.875%, 08/01/2021(c)	848,838
	Metropolitan Life Global Funding I
1,645,000	1.190%, 09/14/2018(c)(e)	1,643,998
	Muse Residences
658,527	11.750%, 08/04/2018(b)	658,527
	Old Republic International Corp.
1,365,000	4.875%, 10/01/2024	1,480,830
330,000	3.875%, 08/26/2026	330,092
	Quicken Loans, Inc.
1,625,000	5.750%, 05/01/2025(c)	1,620,938
	Rialto Holdings LLC/Rialto Corp.
1,169,000	7.000%, 12/01/2018(c)	1,192,380
	Santander Holdings USA, Inc.
2,775,000	4.500%, 07/17/2025	2,895,182
	SLS Hotel
405,435	9.500%, 11/20/2017(b)	405,435
	Unifin Financiera SAB de C.V. SOFOM ENR
1,415,000	7.250%, 09/27/2023(c)	1,412,347
	Walter Investment Management Corp.
1,300,000	7.875%, 12/15/2021	871,000
	Wells Fargo & Co.
360,000	1.139%, 06/02/2017(e)	360,074

		30,208,106

Industrial: 1.1%
	Bombardier, Inc.
366,000	7.750%, 03/15/2020(c)	375,150
100,000	5.750%, 03/15/2022(c)	90,000
100,000	6.000%, 10/15/2022(c)	91,000
700,000	6.125%, 01/15/2023(c)	624,750
1,600,000	7.500%, 03/15/2025(c)	1,482,000
	Caterpillar Financial Services Corp.
1,595,000	1.517%, 02/23/2018(e)	1,606,749
	Cemex SAB de C.V.
2,300,000	6.125%, 05/05/2025(c)	2,369,000
	Embraer Netherlands Finance B.V.
310,000	5.050%, 06/15/2025	313,100
	Embraer Overseas Ltd.
325,000	5.696%, 09/16/2023(c)	344,094
	Engility Corp.
360,000	8.875%, 09/01/2024(c)	365,850
	Hornbeck Offshore Services, Inc.
186,000	5.875%, 04/01/2020	113,460
287,000	5.000%, 03/01/2021	169,330
	Keysight Technologies, Inc.
540,000	4.550%, 10/30/2024	559,104
	LSB Industries, Inc.
5,948,000	8.500%, 08/01/2019(a)(d)	6,000,045
	Meccanica Holdings USA, Inc.
1,031,000	6.250%, 01/15/2040(c)	1,018,112
	OSX 3 Leasing B.V.
1,216,328	13.000%, 03/20/2015(c)(j)	319,286

		15,841,030

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2016 (Unaudited)

Technology: 0.7%
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.
390,000	5.875%, 06/15/2021(c)	414,531
4,020,000	6.020%, 06/15/2026(c)	4,415,166
	Donnelley Financial Solutions, Inc.
955,000	8.250%, 10/15/2024(c)	969,325
	Open Text Corp.
3,765,000	5.875%, 06/01/2026(c)	3,948,544

		9,747,566

Utilities: 1.3%
	Enel SpA
2,400,000	8.750%, 09/24/2073(c)(f)	2,811,000
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
5,277,000	11.250%, 12/01/2018(c)(j)(h)	5,277,000
6,775,066	11.750%, 03/01/2022(c)(j)	8,341,800
	NGL Energy Partners L.P./NGL Energy Finance Corp.
920,000	5.125%, 07/15/2019	869,400
75,000	6.875%, 10/15/2021	71,437

		17,370,637

TOTAL CORPORATE BONDS (Cost $232,672,174)		241,191,988

GOVERNMENT SECURITIES & AGENCY ISSUE: 1.2%
	Brazil Notas do Tesouro Nacional
11,000,000 (BRL)	Series NTNF 10.000%, 01/01/2017	3,453,905
	Hellenic Republic Government Bond
75,000 (EUR)	3.000%, 02/24/2035(d)	50,137
75,000 (EUR)	3.000%, 02/24/2036(d)	50,203
165,000 (EUR)	3.000%, 02/24/2038(d)	108,630
540,000 (EUR)	3.000%, 02/24/2039(d)	355,727
380,000 (EUR)	3.000%, 02/24/2041(d)	249,796
	Poland Government Bond
12,300,000 (PLN)	Series 0417 4.750%, 04/25/2017	3,274,489
	United Mexican States
63,300,000 (MXN)	Series BI 0.000%, 01/05/2017(k)	3,227,098
	United States Treasury Note
6,000,000	1.625%, 11/15/2022	6,101,838

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $16,495,737)		16,871,823

LIMITED PARTNERSHIPS: 0.1%
1,300,000	U.S. Farming Realty Trust II L.P.(b)	1,399,925

TOTAL LIMITED PARTNERSHIPS (Cost $1,280,036)		1,399,925

MORTGAGE-BACKED SECURITIES: 22.9%
	Adjustable Rate Mortgage Trust
105,206	Series 2004-4-3A1 3.029%, 03/25/2035(f)	102,006
3,000,000	Series 2005-2-6M2 1.505%, 06/25/2035(e)	2,760,729
590,925	Series 2006-1-2A1 3.383%, 03/25/2036(f)	434,665

	Ajax Mortgage Loan Trust
5,453,534	Series 2015-B-A 3.875%, 07/25/2060(c)(d)	5,392,048
	Alliance Bancorp Trust
1,178,318	Series 2007-OA1-A1 0.765%, 07/25/2037(e)	867,997
	Alternative Loan Trust
419,462	Series 2004-J10-2CB1 6.000%, 09/25/2034	434,061
	American Home Mortgage Investment Trust
299,629	Series 2005-2-1A1 0.825%, 09/25/2045(e)	249,118
535,219	Series 2006-1-11A1 0.805%, 03/25/2046(e)	443,338
	Banc of America Alternative Loan Trust
131,147	Series 2003-8-1CB1 5.500%, 10/25/2033	134,197
866,533	Series 2004-6-2A1 6.000%, 07/25/2034	914,054
202,116	Series 2005-6-CB7 5.250%, 07/25/2035	186,019
918,737	Series 2006-7-A4 5.998%, 10/25/2036(d)	580,811
	Banc of America Funding Corp.
193,285	Series 2004-B-4A2 3.638%, 11/20/2034(f)	181,219
72,883	Series 2005-5-1A1 5.500%, 09/25/2035	75,881
139,458	Series 2005-7-3A1 5.750%, 11/25/2035	143,479
294,334	Series 2006-6-1A2 6.250%, 08/25/2036	289,941
1,596,397	Series 2006-7-T2A3 5.695%, 10/25/2036(f)	1,325,690
617,887	Series 2006-A-4A1 2.935%, 02/20/2036(e)	575,093
779,686	Series 2006-B-7A1 3.819%, 03/20/2036(e)	700,393
1,357,060	Series 2010-R9-3A3 5.500%, 12/26/2035(c)	1,115,770
	Banc of America Funding Trust
6,043,752	Series 2007-1-TA4 6.090%, 01/25/2037(d)	5,202,555
160,722	Series 2007-4-5A1 5.500%, 11/25/2034	159,609
5,595,568	Series 2010-R5-1A3 6.000%, 10/26/2037(c)	4,963,292
	Banc of America Mortgage Trust
51,898	Series 2005-A-2A1 2.965%, 02/25/2035(e)	51,049
	BCAP LLC Trust
295,457	Series 2007-AA2-22A1 6.000%, 03/25/2022	293,003
786,051	Series 2010-RR12-1A7 2.540%, 06/26/2037(c)(f)	781,394
403,704	Series 2010-RR6-6A2 9.300%, 07/26/2037(c)(f)	350,055
4,029,678	Series 2011-R11-2A4 5.500%, 12/26/2035(c)	2,967,630
	Bear Stearns Adjustable Rate Mortgage Trust
512,105	Series 2004-6-2A1 3.276%, 09/25/2034(e)	473,241
352,378	Series 2005-12-11A1 3.013%, 02/25/2036(f)	304,051

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2016 (Unaudited)

	Bear Stearns Asset-Backed Securities I Trust
750,852	Series 2006-AC1-1A1 6.250%, 02/25/2036(d)	575,252
	BLCP Hotel Trust
300,000	Series 2014-CLRN-D 3.024%, 08/15/2029(c)(e)	295,628
300,000	Series 2014-CLRN-E 4.194%, 08/15/2029(c)(e)	296,462
	BXHTL Mortgage Trust
1,338,574	8.638%, 05/15/2018(b)	1,301,172
	Chase Mortgage Finance Trust
4,875,017	Series 2007-S2-1A9 6.000%, 03/25/2037	4,231,306
2,513,956	Series 2007-S3-1A15 6.000%, 05/25/2037	2,054,087
	ChaseFlex Trust
2,085,827	Series 2007-3-2A1 0.825%, 07/25/2037(e)	1,578,480
	CIM Trust
6,000,000	Series 2016-1RR-B2 12.316%, 07/26/2055(c)(f)	5,316,497
	Citicorp Mortgage Securities Trust
5,314,396	Series 2006-7-1A1 6.000%, 12/25/2036	4,866,467
	Citigroup Mortgage Loan Trust
5,869,523	Series 2011-12-1A2 2.983%, 04/25/2036(c)(f)	4,549,832
548,266	Series 2014-11-2A1 0.664%, 08/25/2036(c)(e)	481,948
	Citigroup Mortgage Loan Trust, Inc.
143,138	Series 2005-2-1A4 2.957%, 05/25/2035(f)	134,376
378,451	Series 2005-5-2A2 5.750%, 08/25/2035	299,512
5,864,684	Series 2005-5-3A2A 3.027%, 10/25/2035(f)	4,782,331
1,139,083	Series 2009-6-8A2 6.000%, 08/25/2022(c)(f)	1,133,826
	Citimortgage Alternative Loan Trust
266,133	Series 2006-A4-1A1 6.000%, 09/25/2036	238,951
496,968	Series 2006-A5-1A13 0.975%, 10/25/2036(e)	352,054
489,064	Series 2006-A5-1A2 6.025%, 10/25/2036(e)(l)	110,261
872,983	Series 2007-A4-1A13 5.750%, 04/25/2037	755,785
446,994	Series 2007-A4-1A6 5.750%, 04/25/2037	386,985
	CitiMortgage Alternative Loan Trust
4,159,705	Series 2007-A6-1A5 6.000%, 06/25/2037	3,632,747
	COMM Mortgage Trust
79,290	Series 2014-SAVA-A 1.675%, 06/15/2034(c)(e)	79,434
150,000	Series 2014-SAVA-B 2.275%, 06/15/2034(c)(e)	148,886
300,000	Series 2014-SAVA-C 2.925%, 06/15/2034(c)(e)	297,205
1,634,513	Series 2014-UBS4-E 3.750%, 08/10/2047(c)	1,124,444
1,868,035	Series 2014-UBS4-F 3.750%, 08/10/2047(c)	1,040,695
3,502,605	Series 2014-UBS4-G 3.750%, 08/10/2047(c)(b)	1,164,874

7,000	Series 2014-UBS4-V 0.000%, 08/10/2047(c)(b)(f)	0
	Countrywide Alternative Loan Trust
101,404	Series 2003-20CB-2A1 5.750%, 10/25/2033	104,952
85,572	Series 2003-9T1-A7 5.500%, 07/25/2033	85,216
987,160	Series 2004-13CB-A4 0.000%, 07/25/2034(k)(m)	793,602
96,067	Series 2004-14T2-A11 5.500%, 08/25/2034	100,720
80,874	Series 2004-28CB-5A1 5.750%, 01/25/2035	81,688
98,823	Series 2004-J3-1A1 5.500%, 04/25/2034	100,724
72,481	Series 2005-14-2A1 0.735%, 05/25/2035(e)	60,668
206,846	Series 2005-J1-2A1 5.500%, 02/25/2025	211,673
3,924,947	Series 2006-13T1-A13 6.000%, 05/25/2036	3,114,386
681,171	Series 2006-31CB-A7 6.000%, 11/25/2036	555,312
6,063,438	Series 2006-36T2-2A1 6.250%, 12/25/2036	3,980,348
475,224	Series 2006-J1-2A1 7.000%, 02/25/2036	186,180
338,214	Series 2007-16CB-2A1 0.975%, 08/25/2037(e)	185,510
97,938	Series 2007-16CB-2A2 50.206%, 08/25/2037(e)	245,041
654,328	Series 2007-19-1A34 6.000%, 08/25/2037	523,125
1,904,769	Series 2007-20-A12 6.250%, 08/25/2047	1,604,437
577,404	Series 2007-22-2A16 6.500%, 09/25/2037	423,022
5,987,374	Series 2007-HY2-1A 2.802%, 03/25/2047(f)	5,216,721
3,952,288	Series 2007-HY7C-A4 0.755%, 08/25/2037(e)	3,143,891
951,775	Series 2008-2R-2A1 6.000%, 08/25/2037	680,625
5,648,964	Series 2008-2R-4A1 6.250%, 08/25/2037	4,833,658
	Countrywide Home Loan Mortgage Pass-Through Trust
138,585	Series 2004-12-8A1 3.223%, 08/25/2034(e)	119,980
18,420	Series 2004-HYB4-2A1 3.076%, 09/20/2034(f)	17,411
106,199	Series 2004-HYB8-4A1 3.126%, 01/20/2035(e)	101,992
112,163	Series 2005-11-4A1 0.795%, 04/25/2035(e)	88,815
154,024	Series 2005-21-A17 5.500%, 10/25/2035	139,878
1,043,410	Series 2005-23-A1 5.500%, 11/25/2035	952,500
725,492	Series 2005-HYB8-4A1 2.786%, 12/20/2035(f)	603,534
5,178,818	Series 2006-9-A1 6.000%, 05/25/2036	4,483,177
296,173	Series 2007-10-A5 6.000%, 07/25/2037	250,284
1,439,548	Series 2007-13-A5 6.000%, 08/25/2037	1,293,785

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2016 (Unaudited)

	Credit Suisse First Boston Mortgage Securities Corp.
78,589	Series 2003-27-4A4 5.750%, 11/25/2033	82,661
95,580	Series 2003-AR26-7A1 2.898%, 11/25/2033(f)	92,388
67,694	Series 2003-AR28-4A1 2.894%, 12/25/2033(f)	66,664
243,182	Series 2004-AR4-3A1 2.996%, 05/25/2034(f)	229,993
3,244,820	Series 2005-10-10A3 6.000%, 11/25/2035	2,039,246
134,808	Series 2005-10-5A4 5.500%, 11/25/2035	125,529
1,996,825	Series 2005-11-7A1 6.000%, 12/25/2035	1,666,775
	Credit Suisse Mortgage-Backed Trust
1,291,472	Series 2006-6-1A10 6.000%, 07/25/2036	973,439
1,106,716	Series 2007-1-4A1 6.500%, 02/25/2022	712,780
127,554	Series 2007-2-2A5 5.000%, 03/25/2037	124,583
919,045	Series 2010-7R-4A17 6.000%, 04/26/2037(c)(f)	881,827
2,882,856	Series 2011-17R-1A2 5.750%, 02/27/2037(c)	2,798,008
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
109,066	Series 2005-5-1A4 5.500%, 11/25/2035(f)	109,169
	Deutsche Mortgage and Asset Receiving Corp.
4,032,353	Series 2014-RS1-1A2 7.908%, 07/27/2037(c)(f)	3,007,085
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
302,418	Series 2006-PR1-3A1 11.390%, 04/15/2036(c)(e)	338,776
	DSLA Mortgage Loan Trust
221,228	Series 2005-AR5-2A1A 0.861%, 09/19/2045(e)	164,526
	Federal Home Loan Mortgage Corp.
580,000	Series 2013-DN2-M2 4.775%, 11/25/2023(e)	614,763
250,000	Series 2014-DN2-M2 2.175%, 04/25/2024(e)	252,350
620,000	Series 2015-DNA1-M2 2.375%, 10/25/2027(e)	630,970
1,264,962	Series 3118-SD 6.176%, 02/15/2036(e)(l)	238,702
462,127	Series 3301-MS 5.576%, 04/15/2037(e)(l)	74,007
675,257	Series 3303-SE 5.556%, 04/15/2037(e)(l)	124,938
438,917	Series 3303-SG 5.576%, 04/15/2037(e)(l)	86,727
252,276	Series 3382-SB 5.476%, 11/15/2037(e)(l)	33,563
612,873	Series 3382-SW 5.776%, 11/15/2037(e)(l)	105,967
366,124	Series 3384-S 5.866%, 11/15/2037(e)(l)	43,818
389,765	Series 3384-SG 5.786%, 08/15/2036(e)(l)	57,752

3,679,632	Series 3404-SA 5.476%, 01/15/2038(e)(l)	689,646
383,460	Series 3417-SX 5.656%, 02/15/2038(e)(l)	51,478
233,502	Series 3423-GS 5.126%, 03/15/2038(e)(l)	28,778
2,297,855	Series 3423-TG 0.350%, 03/15/2038(e)(l)	17,492
5,550,042	Series 3435-S 5.456%, 04/15/2038(e)(l)	937,668
273,153	Series 3445-ES 5.476%, 05/15/2038(e)(l)	32,571
742,780	Series 3523-SM 5.476%, 04/15/2039(e)(l)	111,315
452,855	Series 3560-KS 5.876%, 11/15/2036(e)(l)	75,168
490,220	Series 3598-SA 5.826%, 11/15/2039(e)(l)	68,268
1,427,251	Series 3630-AI 1.931%, 03/15/2017(f)(l)	9,028
313,605	Series 3641-TB 4.500%, 03/15/2040	343,933
106,216	Series 3646-AI 4.500%, 06/15/2024(l)	692
1,487,514	Series 3728-SV 3.926%, 09/15/2040(e)(l)	158,900
499,563	Series 3758-S 5.506%, 11/15/2040(e)(l)	96,450
2,879,779	Series 3770-SP 5.976%, 11/15/2040(e)(l)	332,372
602,419	Series 3815-ST 5.326%, 02/15/2041(e)(l)	92,332
1,152,422	Series 3859-SI 6.076%, 05/15/2041(e)(l)	243,820
434,949	Series 3872-SL 5.426%, 06/15/2041(e)(l)	61,806
329,417	Series 3900-SB 5.446%, 07/15/2041(e)(l)	45,239
69,369	Series 3946-SM 13.127%, 10/15/2041(e)	73,264
1,776,039	Series 3957-DZ 3.500%, 11/15/2041	1,852,803
1,770,874	Series 3972-AZ 3.500%, 12/15/2041	1,843,354
6,861,270	Series 3984-DS 5.426%, 01/15/2042(e)(l)	1,189,738
5,018,806	Series 4223-AT 3.000%, 07/15/2043(e)	5,075,559
3,803,107	Series 4229-MS 6.783%, 07/15/2043(e)	3,919,663
5,490,827	Series 4239-OU 0.000%, 07/15/2043(k)(m)	4,453,913
5,970,188	Series 4291-MS 5.376%, 01/15/2054(e)(l)	1,017,091
6,119,800	Series 4302-GS 5.626%, 02/15/2044(e)(l)	1,221,835
7,214,117	Series 4314-MS 5.576%, 07/15/2043(e)(l)	912,071
8,569,208	Series 4407-PS 5.076%, 06/15/2044(e)(l)	1,248,427
	Federal National Mortgage Association
709,678	Series 2003-84-PZ 5.000%, 09/25/2033	790,838
100,021	Series 2005-104-SI 6.175%, 12/25/2033(e)(l)	2,334

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2016 (Unaudited)

2,318,799	Series 2005-42-SA 6.275%, 05/25/2035(e)(l)	344,662
4,362,997	Series 2006-92-LI 6.055%, 10/25/2036(e)(l)	943,214
1,075,597	Series 2007-39-AI 5.595%, 05/25/2037(e)(l)	215,224
352,721	Series 2007-57-SX 6.095%, 10/25/2036(e)(l)	65,381
226,545	Series 2007-68-SA 6.125%, 07/25/2037(e)(l)	35,931
146,129	Series 2008-1-CI 5.775%, 02/25/2038(e)(l)	20,563
3,726,906	Series 2008-33-SA 5.475%, 04/25/2038(e)(l)	753,430
205,590	Series 2008-56-SB 5.535%, 07/25/2038(e)(l)	31,032
7,242,110	Series 2009-110-SD 5.725%, 01/25/2040(e)(l)	1,263,126
202,530	Series 2009-111-SE 5.725%, 01/25/2040(e)(l)	25,577
722,069	Series 2009-86-CI 5.275%, 09/25/2036(e)(l)	107,093
290,727	Series 2009-87-SA 5.475%, 11/25/2049(e)(l)	41,453
279,225	Series 2009-90-IB 5.195%, 04/25/2037(e)(l)	38,006
377,556	Series 2010-11-SC 4.275%, 02/25/2040(e)(l)	40,952
178,723	Series 2010-115-SD 6.075%, 11/25/2039(e)(l)	28,442
6,718,575	Series 2010-123-SK 5.525%, 11/25/2040(e)(l)	1,350,110
2,522,050	Series 2010-134-SE 6.125%, 12/25/2025(e)(l)	356,876
469,157	Series 2010-15-SL 4.425%, 03/25/2040(e)(l)	51,675
349,333	Series 2010-9-GS 4.225%, 02/25/2040(e)(l)	30,872
6,420	Series 2011-110-LS 9.054%, 11/25/2041(e)	9,063
634,177	Series 2011-111-VZ 4.000%, 11/25/2041	661,200
1,813,301	Series 2011-141-PZ 4.000%, 01/25/2042	1,902,883
376,147	Series 2011-5-PS 5.875%, 11/25/2040(e)(l)	42,729
1,383,946	Series 2011-63-AS 5.395%, 07/25/2041(e)(l)	299,323
5,740	Series 2011-63-ZE 4.000%, 08/25/2038	5,738
3,875,824	Series 2011-93-ES 5.975%, 09/25/2041(e)(l)	768,324
2,947,136	Series 2012-106-SA 5.635%, 10/25/2042(e)(l)	599,241
2,422,564	Series 2013-15-SC 4.832%, 03/25/2033(e)	2,503,046
5,787,725	Series 2013-51-HS 4.770%, 04/25/2043(e)	5,548,513
7,735,231	Series 2013-53-ZC 3.000%, 06/25/2043	7,833,721
3,711,610	Series 2013-67-NS 5.212%, 07/25/2043(e)	3,762,543
5,511,387	Series 2013-74-HZ 3.000%, 07/25/2043	5,666,948
7,429,632	Series 2014-50-WS 5.675%, 08/25/2044(e)(l)	1,223,102

	First Horizon Alternative Mortgage Securities Trust
1,376,230	Series 2006-FA6-1A4 6.250%, 11/25/2036	1,070,416
508,531	Series 2007-FA4-1A7 6.000%, 08/25/2037	391,020
	First Horizon Asset Securities, Inc.
4,513,455	Series 2007-5-A1 6.250%, 11/25/2037	3,791,656
	First Horizon Mortgage Pass-Through Trust
382,953	Series 2006-1-1A10 6.000%, 05/25/2036	346,856
	GMAC Mortgage Loan Trust
428,144	Series 2005-AR4-3A1 3.558%, 07/19/2035(e)	388,901
	Government National Mortgage Association
1,180,048	Series 2007-21-S 5.670%, 04/16/2037(e)(l)	237,675
450,417	Series 2008-69-SB 7.098%, 08/20/2038(e)(l)	91,511
519,460	Series 2009-104-SD 5.820%, 11/16/2039(e)(l)	102,557
148,121	Series 2010-98-IA 5.829%, 03/20/2039(f)(l)	14,582
1,122,241	Series 2011-45-GZ 4.500%, 03/20/2041	1,206,168
394,841	Series 2011-69-OC 0.000%, 05/20/2041(k)(m)	372,435
8,013,895	Series 2011-69-SC 4.848%, 05/20/2041(e)(l)	1,070,268
1,128,102	Series 2011-89-SA 4.918%, 06/20/2041(e)(l)	145,755
7,103,622	Series 2012-135-IO 0.665%, 01/16/2053(f)(l)	313,170
6,149,323	Series 2013-102-BS 5.618%, 03/20/2043(e)(l)	878,329
8,611,863	Series 2014-145-CS 5.070%, 05/16/2044(e)(l)	1,246,708
6,174,931	Series 2014-156-PS 5.718%, 10/20/2044(e)(l)	942,393
9,798,766	Series 2014-5-SA 5.018%, 01/20/2044(e)(l)	1,454,163
8,829,189	Series 2014-58-SG 5.070%, 04/16/2044(e)(l)	1,565,755
9,649,810	Series 2014-76-SA 5.068%, 01/20/2040(e)(l)	1,335,957
9,465,501	Series 2014-95-CS 5.720%, 06/16/2044(e)(l)	1,911,619
	GS Mortgage Securities Trust
1,775,000	Series 2007-GG10-AM 5.988%, 08/10/2045(f)	1,711,317
	GSR Mortgage Loan Trust
137,756	Series 2004-14-5A1 3.189%, 12/25/2034(e)	136,920
147,098	Series 2005-4F-6A1 6.500%, 02/25/2035	147,923
1,431,958	Series 2005-9F-2A1 6.000%, 01/25/2036	1,258,320
370,409	Series 2005-AR4-6A1 3.202%, 07/25/2035(e)	365,456
669,764	Series 2005-AR6-4A5 3.075%, 09/25/2035(e)	672,389
491,210	Series 2006-7F-3A4 6.250%, 08/25/2036	367,150

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2016 (Unaudited)

1,289,056	Series 2006-8F-2A1 6.000%, 09/25/2036	1,178,223
	Harborview Mortgage Loan Trust
312,757	Series 2003-2-1A 1.271%, 10/19/2033(e)	294,254
	HarborView Mortgage Loan Trust
519,115	Series 2004-11-2A2A 1.171%, 01/19/2035(e)	446,353
148,407	Series 2006-7-2A1A 0.731%, 09/19/2046(e)	108,231
	Hilton USA Trust
265,000	Series 2013-HLT-CFX 3.714%, 11/05/2030(c)	265,332
180,000	Series 2013-HLT-DFX 4.407%, 11/05/2030(c)	180,302
200,000	Series 2013-HLT-EFX 5.609%, 11/05/2030(c)(f)	200,711
	IndyMac INDX Mortgage Loan Trust
360,544	Series 2004-AR12-A1 1.305%, 12/25/2034(e)	304,144
563,317	Series 2005-AR11-A3 2.958%, 08/25/2035(e)	469,057
1,178,827	Series 2006-AR2-2A1 0.735%, 02/25/2046(e)	941,842
4,104,398	Series 2006-AR5-2A1 3.024%, 05/25/2036(f)	3,510,796
6,550,292	Series 2006-R1-A3 2.978%, 12/25/2035(f)	5,481,418
2,639,082	Series 2007-AR5-2A1 3.139%, 05/25/2037(f)	2,125,060
	IndyMac Mortgage Loan Trust
243,073	Series 2005-16IP-A1 1.165%, 07/25/2045(e)	204,957
645,513	Series 2006-AR3-1A1 3.025%, 12/25/2036(f)	574,025
	JP Morgan Alternative Loan Trust
849,426	Series 2006-A1-3A1 2.775%, 03/25/2036(f)	708,870
24,497	Series 2006-A1-5A1 2.880%, 03/25/2036(f)	17,576
	JP Morgan Chase Commercial Mortgage Securities Trust
210,000	Series 2007-LDPX-AM 5.464%, 01/15/2049(f)	206,072
660,000	Series 2015-SGP-D 5.024%, 07/15/2036(c)(e)	659,861
	JP Morgan Mortgage Trust
130,577	Series 2003-A2-3A1 2.503%, 11/25/2033(e)	124,752
705,187	Series 2004-S1-2A1 6.000%, 09/25/2034	714,747
150,125	Series 2005-A1-6T1 3.089%, 02/25/2035(e)	143,233
192,413	Series 2005-A2-3A2 2.752%, 04/25/2035(f)	190,119
105,457	Series 2005-A3-4A1 2.959%, 06/25/2035(f)	106,013
5,089,560	Series 2005-ALT1-3A1 2.989%, 10/25/2035(f)	4,168,640
998,904	Series 2005-S3-1A11 6.000%, 01/25/2036	862,438
245,191	Series 2005-S3-1A9 6.000%, 01/25/2036	211,694
194,937	Series 2006-A1-1A2 2.929%, 02/25/2036(f)	173,358

337,007	Series 2006-A7-2A4 2.932%, 01/25/2037(f)	302,373
188,031	Series 2007-A1-4A2 3.186%, 07/25/2035(e)	185,103
209,797	Series 2007-S1-1A2 5.500%, 03/25/2022	212,699
238,790	Series 2007-S1-2A22 5.750%, 03/25/2037	197,274
1,251,744	Series 2007-S3-1A97 6.000%, 08/25/2037	1,119,653
918,090	Series 2008-R2-2A 5.500%, 12/27/2035(c)	844,221
	JP Morgan Trust
3,790,168	Series 2015-3-A3 3.500%, 05/25/2045(c)(f)	3,936,814
	Lehman Mortgage Trust
2,910,167	Series 2006-2-2A3 5.750%, 04/25/2036	2,938,220
	Lehman XS Trust
116	Series 2006-12N-A2A1 0.675%, 08/25/2046(e)	116
240,730	Series 2006-2N-1A1 0.785%, 02/25/2046(e)	179,235
601,519	Series 2006-4N-A2A 0.745%, 04/25/2046(e)	484,825
	Ludgate Funding Plc
157,352 (EUR)	Series 2007-1-A2B 0.000%, 01/01/2061(e)	161,344
	Master Adjustable Rate Mortgages Trust
253,929	Series 2004-7-3A1 2.855%, 07/25/2034(f)	246,621
167,957	Series 2006-2-1A1 3.123%, 04/25/2036(f)	154,849
	Master Alternative Loan Trust
76,756	Series 2003-9-4A1 5.250%, 11/25/2033	78,673
80,300	Series 2004-5-1A1 5.500%, 06/25/2034	82,670
93,949	Series 2004-5-2A1 6.000%, 06/25/2034	96,215
337,475	Series 2004-8-2A1 6.000%, 09/25/2034	350,709
	Merrill Lynch Alternative Note Asset Trust
1,176,637	Series 2007-AF1-1AF2 5.750%, 05/25/2037	1,045,533
146,971	Series 2007-F1-2A8 6.000%, 03/25/2037	115,160
	Merrill Lynch Mortgage Investors Trust
552,197	Series 2006-1-1A 2.966%, 02/25/2036(e)	512,386
38,498	Series 2006-2-2A 2.582%, 05/25/2036(f)	37,318
90,753	Series 2007-1-3A 3.165%, 01/25/2037(f)	85,336
	Morgan Stanley Capital I Trust
446,000	Series 2007-HQ12-AM 5.902%, 04/12/2049(f)	447,620
285,000	Series 2011-C2-D 5.646%, 06/15/2044(c)(f)	300,862
	Morgan Stanley Mortgage Loan Trust
5,427,995	Series 2005-9AR-2A 3.129%, 12/25/2035(f)	4,640,250
4,430,219	Series 2006-11-2A2 6.000%, 08/25/2036	3,674,142

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2016 (Unaudited)

609,059	Series 2006-7-3A 5.175%, 06/25/2036(f)	507,010
385,165	Series 2007-13-6A1 6.000%, 10/25/2037	337,715
	Morgan Stanley Re- Remic Trust
848,207	Series 2010-R9-3C 6.000%, 11/26/2036(c)(f)	811,150
	Motel 6 Trust
3,590,297	Series 2015-M6MZ-M 8.230%, 02/05/2020(c)(b)	3,618,347
	National City Mortgage Capital Trust
373,653	Series 2008-1-2A1 6.000%, 03/25/2038	390,345
	Newgate Funding
249,767 (EUR)	Series 2007-3X-A2B 0.298%, 12/15/2050(e)	267,868
	Prime Mortgage Trust
1,968,949	Series 2006-DR1-2A1 5.500%, 05/25/2035(c)	1,843,355
	Residential Accredit Loans, Inc.
312,222	Series 2006-QO4-2A1 0.715%, 04/25/2046(e)	254,205
153,450	Series 2006-QO7-3A2 0.730%, 09/25/2046(e)	114,204
1,780,669	Series 2006-QS10-A9 6.500%, 08/25/2036	1,530,988
1,130,790	Series 2006-QS14-A18 6.250%, 11/25/2036	957,585
889,143	Series 2006-QS17-A5 6.000%, 12/25/2036	761,041
899,538	Series 2006-QS2-1A4 5.500%, 02/25/2036	784,345
1,082,000	Series 2006-QS7-A3 6.000%, 06/25/2036	916,948
249,058	Series 2007-QO4-A1A 0.715%, 05/25/2047(e)	209,216
1,089,369	Series 2007-QS1-2A10 6.000%, 01/25/2037	965,158
1,609,525	Series 2007-QS3-A1 6.500%, 02/25/2037	1,348,774
3,828,341	Series 2007-QS6-A6 6.250%, 04/25/2037	3,325,651
876,853	Series 2007-QS8-A8 6.000%, 06/25/2037	730,391
2,672,746	Series 2007-QS9-A33 6.500%, 07/25/2037	2,289,137
	Residential Asset Securitization Trust
263,637	Series 2005-A8CB-A9 5.375%, 07/25/2035	234,476
435,436	Series 2006-A8-1A1 6.000%, 08/25/2036	387,526
361,010	Series 2007-A1-A8 6.000%, 03/25/2037	247,733
1,388,556	Series 2007-A2-1A2 6.000%, 04/25/2037	1,172,295
778,219	Series 2007-A5-2A5 6.000%, 05/25/2037	698,934
	Residential Funding Mortgage Securities I, Inc.
90,522	Series 2006-S1-1A3 5.750%, 01/25/2036	90,004
1,270,479	Series 2006-S4-A5 6.000%, 04/25/2036	1,204,905
	RMAC Plc
76,550 (EUR)	Series 2005-NS3X-A2C 0.056%, 06/12/2043(e)	80,046

	RMAC Securities No 1 Plc
134,902 (EUR)	Series 2006-NS1X-A2C 0.000%, 06/12/2044(e)	139,077
	SCG Trust
200,000	Series 2013-SRP1-A 1.924%, 11/15/2026(c)(e)	198,609
385,000	Series 2013-SRP1-B 3.024%, 11/15/2026(c)(e)	372,772
700,000	Series 2013-SRP1-C 3.774%, 11/15/2026(c)(e)	679,479
100,000	Series 2013-SRP1-D 3.868%, 11/15/2026(c)(e)	95,516
	Sequoia Mortgage Trust
7,000,000	Series 2013-4-A4 2.750%, 04/25/2043(f)	6,691,457
3,571,907	Series 2013-6-A2 3.000%, 05/25/2043(f)	3,643,102
	Stanwich Mortgage Loan Trust
203,331	Series 2011-5-A 3.801%, 09/15/2037(c)(b)(f)	81,906
599,743	Series 2012-2-A 0.000%, 03/15/2047(c)(b)(f)	265,925
15,451	Series 2012-5-A 0.000%, 03/15/2051(c)(b)(f)	5,541
	Structured Adjustable Rate Mortgage Loan Trust
239,390	Series 2004-12-7A3 3.202%, 09/25/2034(f)	238,280
169,437	Series 2004-6-1A 2.858%, 06/25/2034(f)	167,328
1,111,243	Series 2005-14-A1 0.835%, 07/25/2035(e)	828,371
687,391	Series 2005-15-1A1 2.831%, 07/25/2035(f)	554,759
1,233,187	Series 2005-22-3A1 3.353%, 12/25/2035(f)	987,089
2,377,288	Series 2008-1-A2 2.998%, 10/25/2037(e)	2,016,232
	Structured Asset Securities Corp.
14,188,938	Series 2007-4-1A3 5.726%, 03/28/2045(c)(e)(l)	2,600,296
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
106,612	Series 2004-20-8A7 5.750%, 11/25/2034	108,341
	Structured Asset Securities Corp. Trust
80,797	Series 2005-1-7A7 5.500%, 02/25/2035	81,982
1,764,526	Series 2005-5-2A2 5.500%, 04/25/2035	1,680,419
	Sunset Mortgage Loan Co. LLC
314,290	Series 2014-NPL1-A 3.228%, 08/16/2044(c)(d)	313,840
	Washington Mutual Mortgage Pass-Through Certificates Trust
56,114	Series 2004-CB2-2A 5.500%, 07/25/2034	57,798
783,966	Series 2005-1-5A1 6.000%, 03/25/2035	796,183
125,773	Series 2006-2-1A9 6.000%, 03/25/2036	117,220
1,072,062	Series 2006-5-1A5 6.000%, 07/25/2036	936,707
626,089	Series 2006-8-A6 4.571%, 10/25/2036(d)	420,647

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2016 (Unaudited)

511,260	Series 2006-AR19-2A 1.943%, 01/25/2047(e)	460,959
4,532,876	Series 2007-5-A3 7.000%, 06/25/2037	2,969,428
433,854	Series 2007-HY5-2A3 2.259%, 05/25/2037(e)	362,251
	Wedgewood Real Estate Trust
225,000	Series 2016-1-A2 5.000%, 07/15/2046(c)(f)	224,682
	Wells Fargo Alternative Loan Trust
439,403	Series 2007-PA2-3A1 0.875%, 06/25/2037(e)	303,363
647,308	Series 2007-PA2-3A2 6.125%, 06/25/2037(e)(l)	175,169
	Wells Fargo Mortgage-Backed Securities Trust
220,000	Series 2003-M-A1 2.810%, 12/25/2033(e)	220,873
79,399	Series 2004-O-A1 2.992%, 08/25/2034(e)	80,702
32,563	Series 2005-11-2A3 5.500%, 11/25/2035	33,820
562,726	Series 2005-12-1A5 5.500%, 11/25/2035	570,722
157,126	Series 2005-16-A18 6.000%, 01/25/2036	155,837
90,428	Series 2005-AR10-2A4 2.956%, 05/01/2035(e)	94,101
287,721	Series 2006-AR19-A1 5.249%, 12/25/2036(f)	269,530
1,062,494	Series 2006-AR2-2A5 2.894%, 03/25/2036(e)	998,115
964,740	Series 2007-3-1A4 6.000%, 04/25/2037	965,851
	WFRBS Commercial Mortgage Trust
500,000	Series 2012-C6-D 5.771%, 04/15/2045(c)(f)	517,376

TOTAL MORTGAGE-BACKED SECURITIES (Cost $293,306,603)		316,310,260

MUNICIPAL BONDS: 1.1%
Puerto Rico: 1.1%
	Commonwealth of Puerto Rico
16,800,000	8.000%, 07/01/2035	11,025,000
	Puerto Rico Commonwealth Gov’t Employees Retirement System
6,745,000	Series A 6.150%, 07/01/2038	2,579,963
2,300,000	Series C 6.150%, 07/01/2028	879,750

TOTAL MUNICIPAL BONDS (Cost $16,629,574)		14,484,713

Contracts		Value
PURCHASED OPTIONS: 0.4%
COMMON STOCKS: 0.4%
	Alibaba Group Holding Ltd. Put Option
97	Exercise Price $105.00 Expiration Date: January 2017	64,505
	Charter Communications, Inc. Call Option
72	Exercise Price $300.00 Expiration Date: December 2016	24,300

	Cvent, Inc. Put Option
10	Exercise Price $30.00 Expiration Date: October 2016	650
	Great Plains Energy, Inc. Call Option
95	Exercise Price $30.00 Expiration Date: December 2016	1,900
	Intersil Corp. Put Option
336	Exercise Price $17.00 Expiration Date: October 2016	1,680
	Johnson Controls, Inc. Call Option
130	Exercise Price $52.50 Expiration Date: January 2017	3,835
	Linkedin Corp. Put Option
66	Exercise Price $160.00 Expiration Date: November 2016	4,950
	Molson Coors Brewing Co. Call Option
115	Exercise Price $97.50 Expiration Date: October 2016	143,750
	NetSuite, Inc. Put Option
13	Exercise Price $85.00 Expiration Date: November 2016	520
30	Exercise Price $85.00 Expiration Date: October 2016	600
	NXP Semiconductors N.V. Put Option
197	Exercise Price $95.00 Expiration Date: January 2017	66,980
	Procter & Gamble Co. (The) Put Option
1,560	Exercise Price $120.00 Expiration Date: October 2016	4,726,800
	Rovi Corp. Put Option
143	Exercise Price $15.00 Expiration Date: October 2016	2,860
	St Jude Medical, Inc. Put Option
150	Exercise Price $70.00 Expiration Date: December 2016	24,375
	T-mobile US, Inc. Call Option
210	Exercise Price $48.00 Expiration Date: November 2016	33,810
263	Exercise Price $48.00 Expiration Date: October 2016	19,725
	Westar Energy, Inc. Put Option
194	Exercise Price $50.00 Expiration Date: December 2016	12,610

		5,133,850

Notional Amount		Value
Currency Options: 0.0%
	USD Call/TWD Put Call Option
10,845,000	Exercise Price $31.78 Expiration Date: January 2017	94,601

Contracts		Value
EXCHANGE TRADED FUNDS: 0.0%
	iShares 20 Year Treasury Bond Put Option
1,663	Exercise Price $133.00 Expiration Date: October 2016	53,216
	Nikkei 225 Call Option
110	Exercise Price $17,500.00 Expiration Date: October 2016	7,608
	Powershares QQQ Trust Series 1 Put Option
1,468	Exercise Price $111.00 Expiration Date: October 2016	26,424

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2016 (Unaudited)

	SPDR S&P 500 ETF Trust Put Option
472	Exercise Price $211.00 Expiration Date: October 2016	48,144

		135,392

TOTAL PURCHASED OPTIONS (Cost $6,736,978)		5,363,843

Principal Amount^		Value
SHORT-TERM INVESTMENTS: 13.8%
TREASURY BILLS: 0.2%
	United States Treasury Bill
1,500,000	0.437%, 11/03/2016(a)	1,499,408
1,700,000	0.387%, 01/12/2017(a)	1,698,149
TOTAL TREASURY BILLS (Cost $3,197,557)		3,197,557

REPURCHASE AGREEMENTS: 13.6%
$187,251,000	FICC 0.03%, 9/30/16, due 10/03/2016 [collateral: par value $150,950,000, U.S. Treasury Note, 0.750%, due 09/30/2018, value $150,959,280; par value $39,030,000, U.S. Treasury Note, 1.625%, due 07/31/2020, value $40,059,736] (proceeds $187,251,000)	$187,251,000

TOTAL REPURCHASE AGREEMENTS (Cost $187,251,000)		187,251,000

TOTAL SHORT-TERM INVESTMENTS (Cost $190,448,557)		190,448,557

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,299,289,440): 98.9%		1,363,995,099

Other Assets in Excess of Liabilities: 1.1%		15,061,120

NET ASSETS: 100.0%		$1,379,056,219

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
CLO	Collateralized Loan Obligation.
ETF	Exchange Traded Fund.
GDR	Global Depository Receipt.
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate.
LP	Limited Partnership.
NVDR	Non-voting Depository Receipt.
*	Non-Income Producing Security.
(a)	Securities with an aggregate fair value of $110,882,396 have been pledged as collateral for options, total return swaps, credit default swaps, securities sold short and futures positions.
(b)	Illiquid securities at September 30, 2016, at which time the aggregate value of these illiquid securities is $18,783,867 or 1.4% of net assets.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(d)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2016.
(e)	Floating Interest Rate.
(f)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at September 30, 2016.

(g)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to thesettlement date, including coupon rate, which will be adjusted on settlement date.
(h)	Pay-in-kind securities.
(i)	Perpetual Call.
(j)	Security is currently in default and/or non-income producing.
(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(l)	Interest Only security. Security with a notional or nominal principal amount.
(m)	Principal Only security.
(n)	When Issued

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungary Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:

Cost of investments	$1,299,289,440

Gross unrealized appreciation	95,974,979
Gross unrealized depreciation	(31,269,320)

Net unrealized appreciation	$64,705,659

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2016 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT at September 30, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: (6.3)%
(109,505)	Abbott Laboratories	(4,630,966)
(20,580)	AbbVie, Inc.	(1,297,981)
(15,048)	Aetna, Inc.	(1,737,292)
(25,360)	Alibaba Group Holding Ltd. ADR*	(2,682,834)
(33,922)	Armstrong World Industries, Inc.*	(1,401,657)
(48,405)	AT&T, Inc.	(1,965,727)
(21,400)	B&G Foods, Inc.	(1,052,452)
(10,678)	Charter Communications, Inc. Class A*	(2,882,740)
(100)	Chelsea Therapeutics International	0
(2,313)	Chipotle Mexican Grill, Inc.*	(979,555)
(33,771)	Cie Financiere Richemont S.A.	(2,062,245)
(16,346)	Cisco Systems, Inc.	(518,495)
(6,267)	CME Group, Inc.	(655,027)
(28,906)	Computer Sciences Corp.	(1,509,182)
(16,332)	Consolidated Edison, Inc.	(1,229,800)
(15,935)	Darden Restaurants, Inc.	(977,134)
(745)	DBS Group Holdings Ltd.	(8,412)
(20,910)	Delphi Automotive Plc	(1,491,301)
(96,022)	Deutsche Bank AG*	(1,248,624)
(53,286)	Entegris, Inc.*	(928,242)
(18,385)	Exxon Mobil Corp.	(1,604,643)
(29,488)	Fastenal Co.	(1,232,009)
(305,723)	Fortis, Inc.	(9,833,012)
(6,607)	Goldman Sachs Group, Inc. (The)	(1,065,511)
(25,001)	Great Plains Energy, Inc.	(682,277)
(18,613)	inContact, Inc.*	(260,210)
(16,187)	Intel Corp.	(611,059)
(2,417)	Intercontinental Exchange, Inc.	(651,043)
(3,235)	International Business Machines Corp.	(513,880)
(3,658)	Kroger Co. (The)	(108,569)
(28,394)	Lennar Corp. Class A	(1,202,202)
(44,053)	LogMeIn, Inc.	(3,981,951)
(30,652)	Manitowoc Foodservice, Inc.*	(497,175)
(6,917)	Mid-America Apartment Communities, Inc.	(650,129)
(5,893)	Molson Coors Brewing Co. Class B(a)	(647,051)
(23,902)	Oracle Corp.	(938,871)
(5,400)	Pennsylvania Real Estate Investment Trust	(124,362)
(2,000)	Pitney Bowes, Inc.	(36,320)
(3,780)	Primerica, Inc.	(200,453)
(19,154)	Societe Generale S.A.	(662,607)
(9,023)	SpartanNash Co.	(260,945)
(5,226)	Sprouts Farmers Market, Inc.*	(107,917)
(4,495)	Swatch Group AG (The)	(1,273,688)
(86,297)	Symantec Corp.(a)	(2,166,055)
(65,526)	T-Mobile US, Inc.*	(3,061,375)
(14,096)	Target Corp.	(968,113)
(340,300)	Tencent Holdings Ltd.	(9,345,827)
(26,763)	Twenty-First Century Fox, Inc. Class A	(648,200)
(5,678)	United Natural Foods, Inc.*	(227,347)
(37,813)	Verizon Communications, Inc.	(1,965,520)
(59,816)	Versum Materials, Inc.*(n)	(1,357,823)
(826)	VMware, Inc. Class A*	(60,587)

(34,471)	Walt Disney Co. (The)	(3,200,977)
(21,712)	Whole Foods Market, Inc.	(615,535)
(110,995)	Woolworths Ltd.	(1,980,145)
(17,530)	Workday, Inc. Class A*	(1,607,326)
(6,759)	WW Grainger, Inc.	(1,519,694)
(183,705)	Xerox Corp.	(1,860,932)
(70,700)	Yahoo Japan Corp.	(280,816)

TOTAL COMMON STOCKS (Proceeds $82,331,615)		(87,271,822)

EXCHANGE-TRADED FUNDS: (0.4)%
(6,500)	Consumer Staples Select Sector SPDR Fund	(345,865)
(23,091)	Health Care Select Sector SPDR Fund	(1,665,092)
(48,156)	Materials Select Sector SPDR Fund	(2,299,449)
(1,003)	SPDR S&P Retail ETF	(43,681)
(12,888)	VanEck Vectors Semiconductor ETF	(895,329)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $5,239,839)		(5,249,416)

Principal Amount^		Value
CORPORATE BONDS: (0.3)%
	CSC Holdings LLC
(2,578,000)	5.250%, 06/01/2024	(2,455,545)
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.
(617,000)	5.450%, 06/15/2023(c)	(661,999)
	National Oilwell Varco, Inc.
(605,000)	2.600%, 12/01/2022	(571,795)

TOTAL CORPORATE BONDS (Proceeds $3,420,724)		(3,689,339)

TOTAL SECURITIES SOLD SHORT (Proceeds $90,992,178)		(96,210,577)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2016 (Unaudited)

SCHEDULE OF FINANCIAL FUTURES CONTRACTS at September 30, 2016 (Unaudited)

Description	Number of Contracts Purchased / (Sold)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
CBOE Volatility Index	111	$1,936,950	12/2016	$13,422
Eurodollars 3 Month	642	158,919,075	06/2017	(97,950)
Eurodollars 3 Month	(642)	(158,582,025)	12/2018	144,838
S&P 500 E Mini Index	(158)	(17,067,160)	12/2016	(351,539)

	(47)	$(14,793,160)		$(291,229)

SCHEDULE OF SWAPS at September 30, 2016 (Unaudited)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Unrealized
Counterparty	Notional Amount(1)		Maturity Date	Payment Received	Payment Made	Appreciation/ (Depreciation)*
Bank of America N.A.	CZK	472,000,000	7/29/2018	6 month PRIBOR	0.320%	$3,143
Bank of America N.A.		779,400,000	8/03/2018	6 month PRIBOR	0.300	(6,808)
Bank of America N.A.		93,500,000	8/04/2018	6 month PRIBOR	0.305	(395)
Bank of America N.A.		189,000,000	7/29/2021	6 month PRIBOR	0.370	(7,987)
Bank of America N.A.		234,000,000	8/03/2021	6 month PRIBOR	0.350	170
Bank of America N.A.		38,900,000	8/04/2021	6 month PRIBOR	0.355	(397)
Bank of America N.A.	ZAR	2,000,000	5/08/2025	3 month JIBAR	7.950	452
Bank of America N.A.	MXN	89,649,000	7/03/2026	Mexico Interbank TIIE 28 Days	6.130	(98,410)
Barclays Bank plc	ZAR	72,000,000	5/05/2025	3 month JIBAR	7.950	16,116
Deutsche Bank AG	MXN	28,200,000	7/03/2026	Mexico Interbank TIIE 28 Days	6.135	(30,392)
Deutsche Bank AG	CZK	464,000,000	7/29/2018	6 month PRIBOR	0.325	4,927
Deutsche Bank AG		182,000,000	7/29/2021	6 month PRIBOR	0.375	(9,627)

						$(129,208)

*	There are no upfront payments on the swap contracts (s), therefore the unrealized appreciation (depreciation) on the swap contracts is equal to their fair value.
(1)	Notional amounts are denominated in foreign currency.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

		Rates Exchanged		Market Value
Notional Amount(1)	Maturity Date	Payment Received	Payment Made	Upfront Payment Made (Received)	Unrealized Appreciation /Depreciation
$35,280,000	7/18/2021	3 Month LIBOR	1.079%	$—	$171,006
$5,205,600	7/18/2026	3 Month LIBOR	1.410	—	34,620
GBP 19,950,000	7/21/2018	6 Month LIBOR	0.526	—	29,699
GBP 6,650,000	7/21/2021	6 Month LIBOR	0.621	—	(47,083)
GBP 19,950,000	7/22/2018	6 Month LIBOR	0.499	(81)	(22,494)
GBP 6,650,000	7/22/2021	6 Month LIBOR	0.594	(5)	(43,008)
$93,600,000	7/18/2018	3 Month LIBOR	0.855	—	(237,611)

				$(86)	$(114,871)

(1)	Notional amounts are denominated in foreign currency.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2016 (Unaudited)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2016	Notional Amount(4)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
High Yield Index Series 27 5.000%, 12/20/2021 (Buy Protection)	12/20/2021	(5.000%)	4.011%	$(42,400,000)	$(1,857,906)	$(1,696,000)	$(161,906)

					$(1,857,906)	$(1,696,000)	$(161,906)

(1)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2)	For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.
(3)	For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the Market CDX High Yield 500 Series 25 Index.
(4)	Notional amounts are denominated in foreign currency.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Description	Maturity Date	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2016	Notional Amount(1)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
Markit iTraxx Asia ex-Japan Investment Grade Index Series 25 1.000%, 6/20/2021 (Buy Protection)	6/20/2021	Barclays Bank plc	(1.000%)	1.048%	$(1,095,000)	$2,365	$21,924	$(19,559)
United Mexican States 5.950%, 3/19/2019 (Buy Protection)	12/20/2021	Barclays Bank plc	(1.000%)	1.648%	(3,400,000)	108,580	112,382	(3,802)
People’s Republic of China 7.500, 10/28/2027 (Buy Protection)	6/20/2021	Deutsche Bank Securities, Inc.	(1.000%)	0.972%	(1,550,000)	(1,957)	7,925	(9,882)
Markit iTraxx Asia ex-Japan Investment Grade Index Series 25 1.000%, 6/20/2021 (Buy Protection)	6/20/2021	Morgan Stanley Capital Services, Inc.	(1.000%)	1.048%	(2,240,000)	4,836	46,420	(41,584)

						$113,824	$188,651	$(74,827)

(1)	Notional amounts are denominated in foreign currency.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2016 (Unaudited)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation(1)	Maturity Date	Counterparty	Floating Rate Index(2)	Floating Rate Spread(2)	Notional Amount(3)		Unrealized Appreciation / (Depreciation)*
Micro Focus International plc GBP	9/12/2017	Goldman Sachs & Co.	1-Month GBP SONIA	(0.400)%	GBP	(166,828)	$—
Premier Farnell plc GBP	8/31/2017	Goldman Sachs & Co.	1-Month GBP-LIBOR- BBA	0.450%		138,456	—
Banco Bilbao Vizcaya Argentaria, S.A. USD	6/1/2018	Morgan Stanley & Co.	FED Effective-1D	(0.500)%		$1,265,376	(88,911)
Hitachi, Ltd. JPY	9/3/2018	Morgan Stanley & Co.	MUTSCALM 1D	(0.400)%	JPY	(67,940,433)	(35,017)
Komatsu Limited JPY	9/3/2018	Morgan Stanley & Co.	MUTSCALM 1D	(0.400)%		(67,697,095)	14,566
Mitsubishi Heavy Industries, Ltd. JPY	9/3/2018	Morgan Stanley & Co.	MUTSCALM 1D	(0.400)%		(68,039,243)	(45,592)
Taisei Corporation JPY	9/3/2018	Morgan Stanley & Co.	MUTSCALM 1D	(0.400)%		(68,869,910)	(26,903)

							$(181,857)

*	There are no upfront payments on the swap contracts (s), therefore the unrealized appreciation (depreciation) on the swap contracts is equal to their fair value.
(1)	The Fund receives payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative monthly return of such referenced obligation.
(2)	During the period, the Fund received periodic payments of $5,256,384 and made periodic payments of $4,576,334.
(3)	Notional amounts are denominated in foreign currency.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2016 (Unaudited)

SCHEDULE OF WRITTEN OPTIONS at September 30, 2016 (Unaudited)

Contracts		Value
Common Stocks: (0.0)%
	Alibaba Group Holding Ltd. Call Option
(49)	Exercise Price $113.00 Expiration Date: October 2016	(2,744)
	Apple, Inc. Call Option
(24)	Exercise Price $120.00 Expiration Date: November 2016	(3,312)
	BB&T Corp. Call Option
(55)	Exercise Price $40.00 Expiration Date: October 2016	(605)
	Bristol-Myers Squibb Co. Call Option
(75)	Exercise Price $59.00 Expiration Date: October 2016	(1,575)
(74)	Exercise Price $62.50 Expiration Date: October 2016	(740)
	Charter Communications, Inc. Put Option
(13)	Exercise Price $255.00 Expiration Date: October 2016	(2,698)
(13)	Exercise Price $245.00 Expiration Date: October 2016	(1,138)
(13)	Exercise Price $235.00 Expiration Date: October 2016	(747)
	Chevron Corp. Call Option
(24)	Exercise Price $105.00 Expiration Date: November 2016	(4,128)
	Coca-cola Co. (The) Call Option
(115)	Exercise Price $44.00 Expiration Date: November 2016	(3,335)
	Exxon Mobil Corp. Call Option
(41)	Exercise Price $87.50 Expiration Date: November 2016	(8,200)
(37)	Exercise Price $88.50 Expiration Date: October 2016	(3,552)
	FireEye, Inc. Put Option
(77)	Exercise Price $13.00 Expiration Date: October 2016	(693)
	Halliburton Co. Call Option
(44)	Exercise Price $45.00 Expiration Date: November 2016	(8,448)
	Hewlett Packard Enterprise Co. Call Option
(97)	Exercise Price $23.00 Expiration Date: October 2016	(4,850)
(2)	Exercise Price $24.00 Expiration Date: October 2016	(30)
	Hewlett Packard Enterprise Co. Put Option
(76)	Exercise Price $20.00 Expiration Date: October 2016	(380)
	Imperva, Inc. Call Option
(40)	Exercise Price $55.00 Expiration Date: October 2016	(6,000)
	Johnson & Johnson Call Option
(30)	Exercise Price $121.00 Expiration Date: October 2016	(1,800)
	JPMorgan Chase & Co. Call Option
(90)	Exercise Price $68.00 Expiration Date: October 2016	(5,040)
	Mcdonald’s Corp. Call Option
(23)	Exercise Price $120.00 Expiration Date: October 2016	(897)

	Microsoft Corp. Call Option
(160)	Exercise Price $60.00 Expiration Date: November 2016	(11,520)
	Molson Coors Brewing Co. Call Option
(9)	Exercise Price $109.00 Expiration Date: October 2016	(1,665)
(9)	Exercise Price $110.00 Expiration Date: October 2016	(1,215)
(9)	Exercise Price $111.00 Expiration Date: October 2016	(675)
	NetSuite, Inc. Call Option
(121)	Exercise Price $110.00 Expiration Date: October 2016	(22,990)
	Nextera Energy, Inc. Call Option
(24)	Exercise Price $130.00 Expiration Date: December 2016	(2,640)
(24)	Exercise Price $130.00 Expiration Date: October 2016	(360)
	NXP Semiconductors N.V. Call Option
(99)	Exercise Price $115.00 Expiration Date: October 2016	(8,514)
	NXP Semiconductors N.V. Put Option
(197)	Exercise Price $90.00 Expiration Date: January 2017	(44,128)
	Philip Morris International, Inc. Call Option
(12)	Exercise Price $105.00 Expiration Date: December 2016	(600)
	Procter & Gamble Co. (The) Call Option
(1,560)	Exercise Price $120.00 Expiration Date: October 2016	(1,560)
	T-mobile US, Inc. Put Option
(95)	Exercise Price $44.00 Expiration Date: October 2016	(3,230)
(66)	Exercise Price $43.00 Expiration Date: October 2016	(1,386)
(66)	Exercise Price $42.00 Expiration Date: October 2016	(1,056)
	United Technologies Corp. Call Option
(27)	Exercise Price $105.00 Expiration Date: October 2016	(945)
	Valspar Corp. (The) Put Option
(11)	Exercise Price $105.00 Expiration Date: January 2017	(962)
	Verizon Communications, Inc. Call Option
(81)	Exercise Price $55.00 Expiration Date: December 2016	(2,106)
	Visa, Inc. Call Option
(17)	Exercise Price $82.50 Expiration Date: October 2016	(2,397)
	Wells Fargo & Co. Call Option
(116)	Exercise Price $47.00 Expiration Date: October 2016	(1,740)
	Whitewave Foods Co. (The) Call Option
(67)	Exercise Price $60.00 Expiration Date: October 2016	(335)
	Whiting Petroleum Corp. Call Option
(532)	Exercise Price $10.00 Expiration Date: November 2016	(26,600)
(479)	Exercise Price $9.50 Expiration Date: October 2016	(23,950)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2016 (Unaudited)

	Yahoo, Inc. Call Option
(312)	Exercise Price $47.00 Expiration Date: October 2016	(4,524)
	Yahoo, Inc. Put Option
(312)	Exercise Price $40.00 Expiration Date: October 2016	(8,424)

		(234,434)

Exchange Traded Funds: (0.0%)
	iShares 20 Year Treasury Bond Put Option
(1,483)	Exercise Price $127.00 Expiration Date: October 2016	(7,415)
	Nikkei 225 Call Option
(110)	Exercise Price $18,500.00 Expiration Date: October 2016	(1,087)
Total Written Options (premiums $373,031)		$(242,936)

The premium amount and the number of option contracts written during the period ended September 30, 2016, were as follows:

	Alternative Strategies Fund
	Premium Amount	Number of Contracts
Options outstanding at December 31, 2015	$491,161	27,301,127
Options Written	2,919,838	37,276
Options Closed	(1,775,249)	(15,277)
Options Exercised	(40,482)	(593)
Options Expired	(1,222,237)	(27,315,523)

Options outstanding at September 30, 2016	$373,031	7,010

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2016 (Unaudited)

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - At September 30, 2016, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at September 30, 2016	Fund Delivering	U.S. $ Value at September 30, 2016	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/6/2016	HUF	4,976,673	USD	4,909,375	67,298	—
	10/6/2016	USD	4,910,048	EUR	4,945,612	—	(35,564)
	10/11/2016	USD	641,492	MXN	614,884	26,608	—
	10/13/2016	USD	1,395,920	BRL	1,398,827	—	(2,907)
	10/13/2016	USD	5,301,645	KRW	5,265,988	35,657	—
	9/19/2017	USD	7,282,791	CNY	7,431,123	—	(148,332)
Commonwealth Bank of Australia Sydney	10/11/2016	USD	5,486,880	NZD	5,363,895	122,985	—
Credit Suisse International	10/26/2016	USD	2,252,160	COP	2,268,455	—	(16,295)
	10/26/2016	USD	3,408,058	IDR	3,436,787	—	(28,729)
Deutsche Bank AG	10/31/2016	USD	1,118,609	EUR	1,123,076	—	(4,467)
	11/16/2016	USD	328,033	EUR	326,571	1,462	—
	11/16/2016	USD	295,944	EUR	297,293	—	(1,349)
	4/28/2017	USD	3,270,816	PLN	3,284,445	—	(13,629)
Goldman Sachs & Co.	12/15/2016	GBP	268,596	USD	267,768	828	—
	12/15/2016	GBP	320,073	USD	319,799	274	—
	12/15/2016	GBP	315,512	USD	315,670	—	(158)
	12/15/2016	USD	1,861	CHF	1,865	—	(4)
	12/15/2016	USD	4,241	CHF	4,247	—	(6)
	12/15/2016	USD	10,785,970	GBP	10,545,862	240,108	—
Goldman Sachs International	12/15/2016	USD	31,272	CHF	31,390	—	(118)
	12/15/2016	USD	802,523	SEK	795,004	7,519	—
	12/15/2016	USD	100,188	SEK	99,285	903	—
Morgan Stanley & Co.	10/11/2016	SEK	4,825,083	USD	4,924,759	—	(99,676)
	10/24/2016	MXN	6,511,028	USD	6,385,347	125,681	—
	10/24/2016	USD	6,727,338	CAD	6,786,019	—	(58,681)
	10/31/2016	NOK	8,762,194	USD	8,640,141	122,053	—
	10/31/2016	USD	8,156,084	CAD	8,235,160	—	(79,076)
	10/31/2016	USD	115,659	MXN	116,666	—	(1,007)
	12/30/2016	NOK	5,082,937	USD	5,046,475	36,462	—
	1/5/2017	USD	3,164,933	BRL	3,194,171	—	(29,238)
	1/9/2017	USD	3,234,180	MXN	3,197,626	36,554	—
	9/19/2017	USD	525,126	CNY	535,041	—	(9,915)

			$100,403,867		$100,108,626	$824,392	$(529,151)

Litman Gregory Funds Trust

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

The following is a summary of the significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation. Investments in securities and derivatives traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price (“NOCP”). Securities traded on an exchange for which there have been no sales are valued at the mean between the closing bid and asked prices. Debt securities maturing within 60 days or less are valued at amortized cost unless the Valuation Committee determines that amortized cost does not represent fair value. Securities for which market prices are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the securities are valued at fair value as determined in good faith by the Investment Managers that selected the security for the Funds’ portfolio and the Trust’s Valuation Committee in accordance with procedures approved by the Board of Trustees. In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining the fair value of a security. As a result, different mutual funds could reasonably arrive at a different value for the same security. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Senior Term Loans. The Alternative Strategies Fund may invest in bank debt, which includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans which are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (“Lenders”), including banks. The Alternative Strategies Fund’s investment may be in the form of participations in loans (“Participations”) or of assignments of all or a portion of loans from third parties (“Assignments”).

Short sales. Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When each Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. A gain, limited to the price at which each Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. Each Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

Litman Gregory Masters Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2016 (Unaudited)

Repurchase Agreements. Each Fund may enter into repurchase agreements through which the Fund acquires a security (the “underlying security”) from a seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. The bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest, at a later date, generally for a period of less than one week. It is the Trust’s policy that its Custodian takes possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities, including recorded interest, is sufficient to cover the value of the repurchase agreements. The Funds’ policy states that the value of the collateral is at least 102% of the value of the repurchase agreement. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by a Fund may be delayed or limited. At September 30, 2016 the Funds ongoing exposure to the economic return on repurchase agreements is shown on the Schedule of Investments.

Forward Foreign Currency Exchange Contracts. The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency transactions. The Funds record realized gains or losses at the time the forward contract is settled. These gains and losses are reflected on the Statements of Operations as realized gain (loss) on foreign currency transactions. Counterparties to these forward contracts are major U.S. financial institutions.

Financial futures contracts. Each Fund invests in financial futures contracts primarily for the purpose of hedging its existing portfolio securities, or securities that each Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, each Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Each Fund recognizes a gain or loss equal to the daily variation margin. If market conditions move unexpectedly, each Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Interest Rate Swaps. An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

Credit Default Swaps. During the period ended September 30, 2016 the Alternatives Strategies Fund entered into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which it is not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statements of Operations. In the case of credit default swaps where the Fund is selling protection, the notional amount approximates the maximum loss. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

Total Return Swaps. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of London Interbank Offered Rate (“LIBOR”) based cash flows.

A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. Total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the Statement of Assets and Liabilities. The other leg of the swap, usually LIBOR, is spread to reflect the non-Statement of Assets and Liabilities nature of the product. No notional amounts are exchanged with total return swaps. The total return receiver assumes the entire economic exposure - that is, both market and credit exposure - to the reference asset. The total return payer - often the owner of the reference obligation - gives up economic exposure to the performance of the reference asset and in return takes on counterparty credit exposure to the total return receiver in the event of a default or fall in value of the reference asset.

Purchasing Put and Call Options. Each Fund may purchase covered “put” and “call” options with respect to securities which are otherwise eligible for purchase by a Fund and with respect to various stock indices subject to certain restrictions. Each Fund will engage in trading of such derivative securities primarily for hedging purposes.

If a Fund purchases a put option, a Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when a portfolio manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option

Litman Gregory Masters Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2016 (Unaudited)

acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock which it feels has strong fundamentals, but for some reason may be weak in the near term, a Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which a Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if a Fund has a short position in the underlying security and the security thereafter increases in price. Each Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of a Fund in the underlying security and the price of the underlying security thereafter falls, the profit a Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. Each Fund generally will purchase only those options for which a Manager believes there is an active secondary market to facilitate closing transactions.

Writing Call Options. Each Fund may write covered call options. A call option is “covered” if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

Each Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. Each Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to a Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

Risks of Investing in Options. There are several risks associated with transactions in options on securities. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to qualification of a Fund as a regulated investment company.

Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. As of September 30, 2016, there were no restricted securities held by the Funds.

Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Litman Gregory Masters Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2016 (Unaudited)

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, U.S. Treasury inflation protected securities, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 1 or Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or an independent pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

The following table provides the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for each Fund as of September 30, 2016. These assets and liabilities are measured on a recurring basis.

Equity Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$294,959,803	$—	$—	$294,959,803

Total Equity	294,959,803	—	—	294,959,803

Short-Term Investments
Repurchase Agreements	—	18,035,000	—	18,035,000
Fixed Income
Convertible Bonds	—	2,572,500	—	2,572,500

Total Investments in Securities	$294,959,803	$20,607,500	$—	$315,567,303

(a)	See Fund’s Schedule of Investments for sector classifications.

There were no transfers between any levels in the Fund as of September 30, 2016.

International Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Australia	$—	$15,809,114	$—	$15,809,114
Belgium	—	17,890,999	—	17,890,999
Bermuda	—	1,532,113	—	1,532,113
China	19,075,292	—	—	19,075,292
Denmark	—	37,898,642	—	37,898,642
Finland	—	26,207,360	—	26,207,360
France	6,012,639	101,637,101	—	107,649,740
Germany	—	53,043,770	—	53,043,770
Hong Kong	—	13,251,124	—	13,251,124
Ireland	18,884,982	—	—	18,884,982
Israel	—	5,515,280	—	5,515,280
Japan	—	86,681,066	—	86,681,066
Mexico	8,291,345	—	—	8,291,345
Netherlands	—	70,337,748	—	70,337,748
Philippines	—	6,343,866	—	6,343,866
South Korea	—	6,143,138	—	6,143,138
Spain	—	44,107,923	—	44,107,923
Switzerland	—	59,400,861	—	59,400,861
United Kingdom	30,168,030	155,279,084	—	185,447,114
United States	47,079,018	—	—	47,079,018

Total Equity	129,511,306	701,079,189	—	830,590,495

Short-Term Investments
United States	—	10,615,000	—	10,615,000

Total Short-Term Investments	—	10,615,000	—	10,615,000

Total Investments in Securities	$129,511,306	$711,694,189	$—	$841,205,495

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	(1,254,392)	—	—	(1,254,392)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

There were no transfers between any levels in the Fund as of September 30, 2016.

Smaller Companies Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$31,449,275	$—	$—	$31,449,275

Total Equity	31,449,275	—	—	31,449,275

Short-Term Investments
Repurchase Agreements	—	4,627,000	—	4,627,000

Total Investments in Securities	$31,449,275	$4,627,000	$—	$36,076,275

(a)	See Fund’s Schedule of Investments for sector classifications.

There were no transfers between any levels in the Fund as of September 30, 2016.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2016 (Unaudited)

Alternative Strategies Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity(a)
Common Stocks	$458,647,895	$2,321,868	$1,000,338	**	$461,970,101
Exchange-Traded Funds	3,696,207	—	—		3,696,207
Limited Partnerships	—	—	1,399,925	**	1,399,925
Preferred Stocks	2,470,318	—	1,675,496	**	4,145,814

Total Equity	464,814,420	2,321,868	4,075,759	**	471,212,047

Rights/Warrants	—	2,859,840	31,339	**	2,891,179
Short-Term Investments
Treasury Bills	—	3,197,557	—		3,197,557
Repurchase Agreements	—	187,251,000	—		187,251,000

Total Short-Term Investments	—	190,448,557	—		190,448,557

Fixed Income
Asset-Backed Securities	—	75,970,875	2,312,150	**	78,283,025
Bank Loans	—	18,182,912	—		18,182,912
Convertible Bonds	—	7,777,352	977,400	**	8,754,752
Corporate Bonds	—	239,523,846	1,668,142	**	241,191,988
Government Securities & Agency Issue	—	16,871,823	—		16,871,823
Mortgage-Backed Securities	—	315,951,078	359,182	(1)	316,310,260
Municipal Bonds	—	14,484,713	—		14,484,713

Total Fixed Income	—	688,762,599	5,316,874	**	694,079,473

Purchased Options	5,269,242	94,601	—		5,363,843

Total Investments in Securities in Assets	$470,083,662	$884,487,465	$9,423,972	**	$1,363,995,099

Short Sales
Common Stocks	(87,271,822)	—	0		(87,271,822)
Exchange-Traded Funds	(5,249,416)	—	—		(5,249,416)
Corporate Bonds	—	(3,689,339)	—		(3,689,339)

Total Short Sales	(92,521,238)	(3,689,339)	—		(96,210,577)

Total Investments in Securities in Liabilities	$(92,521,238)	$(3,689,339)	$0		$(96,210,577)

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	295,241	—	—		295,241
Futures	(291,229)	—	—		(291,229)
Swaps - Total Return	—	(181,857)	—		(181,857)
Swaps - Interest Rate	—	(244,079)	—		(244,079)
Swaps - Credit Default	—	(236,733)	—		(236,733)
Written Options	(242,936)	—	—		(242,936)

(a)	See Fund’s Schedule of Investments for sector classifications.
*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.
**	Significant unobservable inputs were used in determining the value of portfolio securities for the Alternative Strategies Fund.
(1)	These securities were priced by a pricing service; however, the Advisor/Sub-Advisor used their fair value procedures based on other available inputs which more accurately reflected the current fair value of these securities.

As of September 30, 2016, transfer from Level 2 to Level 3 in the amount of $132,251 in the Alternative Strategies Fund. Securities transferred from Level 2 to Level 3 reflect the potential discount for selling odd-lot fixed income securities at the round lot prices provided by pricing services.

The amount of transfer in and out are reflected at the securities’ fair value at the beginning of the year. The Fund elected to change its policy for accounting from transfers between levels from the end of the year to the beginning of the year

Principal Risks

Below are summaries of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read a Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

•	Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba through C by Moody’s Investors Service (“Moody’s”) or BB through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub-advisors to be of similar quality. These securities have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain. There is no limit to the Fund’s ability to invest in below investment-grade fixed income securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in below investment-grade fixed income securities.

•	Capital Structure Arbitrage Risk. The perceived mispricing identified by the sub-advisor may not disappear or may even increase, in which case losses may be realized.

•	Convertible Arbitrage Risk. Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. A Fund may realize losses or reduced rate of return if underlying relationships among securities in which investment positions are taken change in an adverse manner or a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company, resulting in higher transaction costs and additional capital gains tax liabilities.

•	Convertible Securities Risk. This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

•	Credit Risk. This is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or other transaction, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

•	Currency Risk. This is the risk that investing in foreign currencies may expose the Fund to fluctuations in currency exchange rates and that such fluctuations in the exchange rates may negatively affect an investment related to a currency or denominated in a foreign currency. The Fund may invest in foreign currencies for investment and hedging purposes.

•	Debt Securities Risk. This is the risk that the value and liquidity of debt securities may be reduced under certain circumstances. The value of debt securities can fluctuate in response to issuer activity and changes in general economic and credit market conditions, including changes in interest rates. In recent years, dealer capacity in the debt and fixed income markets appears to have undergone fundamental changes, including a reduction in dealer market-making capacity. These changes have the potential to decrease substantially liquidity and increase volatility in the debt and fixed income markets.

•	Derivatives Risk. This is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause the Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

•	Options Risk. This is the risk that an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves and may be subject to a complete loss of the amounts paid as premiums to purchase the options.

•	Futures Contracts Risk. This is the risk that an investment in futures contracts may be subject to losses that exceed the amount of the premiums paid and may subject the Alternative Strategies Fund’s net asset value to greater volatility.

•	P-Notes Risk. This is the risk that the performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the P- Notes seek to replicate. Investments in P-Notes involve risks normally associated with a direct investment in the underlying securities as well as additional risks, such as counterparty risk.

•	Swaps Risk. Risks inherent in the use of swaps include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Alternative Strategies Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

•	Distressed Companies Risk. The Fund may invest a portion of its assets in securities of distressed companies. Debt obligations of distressed companies typically are unrated, lower rated, in default or close to default and may be difficult to value accurately or may become worthless.

•	Emerging Markets Risk. The Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

•	Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

•	Foreign Investment and Emerging Markets Risks. This is the risk that an investment in foreign (non-U.S.) securities may cause the Fund to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, currency blockages, political and economic instability, differences in financial reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, and smaller and less-strict regulation of securities markets. These risks are greater in emerging markets. There is no limit to the Fund’s ability to invest in emerging market securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in emerging market securities; however, some Funds may invest a portion of their assets in stocks of companies based outside of the United States.

•	Interest Rate Risk. This is the risk that debt securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

•	Leverage Risk. This is the risk that leverage may cause the effect of an increase or decrease in the value of the Fund’s portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing.

•	Market Risk. As with all mutual funds that invest in common stocks, the value of an individual’s investment will fluctuate daily in response to the performance of the individual stocks held in the Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in the Fund.

•	Merger Arbitrage Risk. This is the risk that a proposed reorganization in which the Fund invests may be renegotiated or terminated.

•	Mortgage-Backed Securities Risk. This is the risk of investing in mortgaged-backed securities, which includes interest rate risk, prepayment risk and the risk of defaults on the mortgage loans underlying these securities.

•	Multi-Style Management Risk. Because portions of the Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

•	Smaller Companies Risk. The Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

•	Short Sale Risk. This is the risk that the value of a security the Fund sells short does not go down as expected. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, short sales may cause the Fund to be compelled, at a time disadvantageous to it, to buy the security previously sold short, thus resulting in a loss. To meet current margin requirements, the Fund is required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short.

•	Unfavorable Tax Treatment Risk. This is the risk that a material portion of the Alternative Strategies Fund’s return could be in the form of net investment income or short-term capital gains, some of which may be distributed to shareholders and taxed at ordinary income tax rates. Therefore, shareholders may have a greater need to pay regular taxes than compared to other investment strategies that hold investments longer. Due to this investment strategy, it may be preferable for certain shareholders to invest in the Fund through pre-tax or tax-deferred accounts as compared to investment through currently taxable accounts. Potential shareholders are encouraged to consult their tax advisors in this regard.

Item 2. Controls and Procedures.

(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Litman Gregory Funds Trust

By:	/s/ Jeremy DeGroot
Jeremy DeGroot, President and Principal Executive Officer

Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy DeGroot
Jeremy DeGroot, President and Principal Executive Officer

Date:	November 28, 2016

By:	/s/ John Coughlan
John Coughlan, Treasurer and Principal Financial Officer

Date:	November 28, 2016